Goldman Sachs Trust

Financial Square Funds

è	Prime Obligations Fund

è	Money Market Fund

è	Treasury Obligations Fund

è	Treasury Instruments Fund

è	Government Fund

è	Federal Fund

è	Tax-Free Money Market Fund

SEMIANNUAL REPORT

June 30, 2000

Goldman Sachs Trust
Financial Square Funds

Taxable Funds

Financial Square Prime Obligations Fund. The Fund invests in obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

Financial Square Money Market Fund. The Fund invests in U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of U.S. and foreign companies, securities of the U.S. Government, its agencies, authorities and instrumentalities, and of foreign governments, states, municipalities and other entities, and repurchase agreements.

Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Services, Inc., the Fund invests in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized by such securities.

Financial Square Treasury Instruments Fund. The Fund invests in securities issued by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

Financial Square Government Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

Financial Square Federal Fund. The Fund invests in securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Fund

Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

Statement of Investments

Financial Square Prime Obligations Fund

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—22.1%

Asset Backed

Asset Portfolio Funding Corp.
$ 52,768,000	6.60%	07/17/2000	$ 52,613,214
50,000,000	6.63	09/18/2000	49,272,542

Blue Ridge Asset Funding
90,276,000	6.61	07/17/2000	90,010,789
50,000,000	6.14	07/18/2000	49,855,028
33,000,000	6.72	12/01/2000	32,057,520

Centric Capital Corp.
50,000,000	6.66	08/15/2000	49,583,750

Corporate Receivables Corp.
100,000,000	6.66	08/24/2000	99,001,000
100,000,000	6.63	09/20/2000	98,508,250

CXC, Inc.
100,000,000	6.66	08/18/2000	99,112,000
50,000,000	6.67	08/24/2000	49,499,750
125,000,000	6.61	09/15/2000	123,255,694
100,000,000	6.63	09/26/2000	98,397,750

Edison Asset Securitization Corp.
100,000,000	6.57	08/09/2000	99,288,250

Falcon Asset Securitization Corp.
130,523,000	6.63	09/26/2000	128,431,695

Forrestal Funding
50,000,000	6.41	07/06/2000	49,955,486
102,759,000	6.67	08/21/2000	101,788,013
150,000,000	6.69	08/28/2000	148,383,250

Intrepid Funding Notes
30,000,000	6.70	08/21/2000	29,715,250
150,000,000	6.68	08/23/2000	148,524,833
50,000,000	6.70	08/23/2000	49,506,806
30,620,000	6.71	09/06/2000	30,237,616

Preferred Receivables Funding
62,935,000	6.63	09/27/2000	61,915,033

Triple-A One Funding
30,518,000	6.66	08/23/2000	30,218,771
32,563,000	6.66	10/02/2000	32,002,754

Variable Funding Capital Corp.
25,000,000	6.60	09/08/2000	24,683,750

WCP Funding Corp.
100,000,000	6.66	08/21/2000	99,056,500
45,000,000	6.67	08/23/2000	44,558,113

Insurance Carriers

General Electric Financial Assurances Holdings
110,000,000	7.00	07/05/2000	109,914,444
143,294,000	6.66	08/24/2000	141,862,493

Prudential Funding Corp.
250,000,000	6.68	08/23/2000	247,541,389

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)

Security and Commodity Brokers, Dealers and Services

Merrill Lynch & Co., Inc.
$ 50,000,000	6.68%	08/21/2000	$49,526,833
50,000,000	6.60%>	07/05/2001	49,980,000

Salomon Smith Barney Holdings, Inc.
100,000,000	6.66	08/15/2000	99,167,500

Total Commercial Paper and Corporate Obligations			$2,667,426,066

Bank and Medium-Term Notes—4.9%

AT&T Corp.
$ 65,000,000	6.67%	03/08/2001	$65,000,000

Bank of America, N.A.
200,000,000	6.82	10/27/2000	200,000,000

BankOne, N.A.
65,000,000	7.01	12/01/2000	65,000,000
50,000,000	6.48	01/10/2001	49,986,817
50,000,000	6.55	01/16/2001	49,986,481

Fifth Third Bank
20,000,000	6.60	07/24/2000	20,000,254

SunTrust Bank
75,000,000	6.78	04/18/2001	74,982,987

U.S. Bank, N.A.
70,000,000	6.73	02/08/2001	69,978,828

Total Bank and Medium-Term Notes			$594,935,367

Certificates of Deposit—6.2%

Chase Manhattan Bank
$ 150,000,000	6.70%	09/05/2000	$150,000,000

Citibank, N.A.
100,000,000	6.73	09/12/2000	100,000,000

First Union National Bank
80,000,000	6.55	01/24/2001	80,000,000
100,000,000	6.73	02/12/2001	100,000,000
140,000,000	6.90	04/27/2001	140,000,000

Huntington National Bank
30,000,000	6.52	01/16/2001	29,991,910

Southtrust Bank of Alabama, N.A.
90,000,000	6.71	03/09/2001	89,976,508

U.S. Bank, N.A.
60,000,000	6.57	01/16/2001	60,000,000

Total Certificates of Deposit			$749,968,418

Statement of Investments

Financial Square Prime Obligations Fund     (continued)

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Time Deposits—18.0%

Fifth Third Bank
$ 400,000,000	6.88%	07/03/2000	$ 400,000,000

Keybank, N.A.
200,000,000	7.06	07/03/2000	200,000,000

Norwest Bank
250,000,000	6.88	07/03/2000	250,000,000
100,000,000	6.94	07/06/2000	100,000,000

Regions Bank
500,000,000	7.00	07/03/2000	500,000,000

Southtrust Bank of Alabama, N.A.
125,000,000	7.00	07/03/2000	125,000,000

SunTrust Banks, N.A.
450,000,000	6.88	07/03/2000	450,000,000

Wachovia Bank, N.A.
150,000,000	7.00	07/03/2000	150,000,000

Total Time Deposits			$ 2,175,000,000

U.S. Government Agency Obligation—0.2%

Federal National Mortgage Association
$ 22,000,000	5.56%	07/24/2000	$ 21,999,400

Total U.S. Government Agency Obligation			$21,999,400

Variable Rate Obligations#—40.4%

Amsouth Bank
$ 50,000,000	6.65%	07/17/2000	$ 49,988,437

Associates Corp. of North America
175,000,000	6.55	07/17/2000	174,915,390
78,000,000	6.91	09/14/2000	78,080,004

AT&T Corp.
135,000,000	6.57	07/10/2000	134,982,025
150,000,000	6.78	09/14/2000	150,000,000

Bank of America, N.A.
75,000,000	6.65	07/03/2000	75,000,000
40,000,000	6.87	08/29/2000	40,022,588

Bank One Corp.
90,000,000	6.32	07/05/2000	89,988,456
50,000,000	6.85	09/08/2000	50,004,762
100,000,000	6.87	09/13/2000	99,990,178

BankAmerica Corp.
25,000,000	6.82	09/15/2000	25,000,021

Bear Stearns Companies, Inc.
200,000,000	7.20	07/03/2000	200,000,000

Boeing Capital Corp.
51,600,000	6.21	07/25/2000	51,581,042

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)
Chase Manhattan Bank, N.A.
$ 50,000,000	6.35%	07/26/2000	$50,012,126

CIT Group, Inc.
43,600,000	6.97	07/07/2000	43,717,131

Citicorp
85,000,000	6.68	07/03/2000	85,000,000

Citigroup, Inc.
125,000,000	6.61	07/10/2000	125,000,000

Comerica Bank Detroit
100,000,000	6.58	07/03/2000	99,971,082
100,000,000	6.57	07/07/2000	99,971,973
50,000,000	6.58	07/20/2000	49,984,238

First Union National Bank
25,000,000	6.75	07/03/2000	25,000,000
50,000,000	6.84	09/08/2000	50,017,463
25,000,000	6.80	09/01/2000	25,002,555

J.P. Morgan & Co., Inc.
275,000,000	6.63	07/06/2000	275,000,000
125,000,000	6.64	07/17/2000	125,000,000

Keybank, N.A.
110,000,000	6.55	07/03/2000	109,957,086
85,000,000	6.60	07/05/2000	84,976,316
50,000,000	6.62	07/10/2000	49,989,344
25,000,000	6.64	08/02/2000	25,024,664
75,000,000	6.76	08/25/2000	74,980,307
25,000,000	6.82	09/07/2000	25,001,963

Merrill Lynch & Co., Inc.
100,000,000	6.60	07/03/2000	99,993,361
100,000,000	6.57	07/26/2000	100,157,589
60,000,000	6.82	08/07/2000	60,091,541

Monumental Life Insurance Co.
55,000,000	6.79	07/01/2000	55,000,000

National City Bank
100,000,000	6.63	07/05/2000	99,971,448
100,000,000	6.82	08/30/2000	99,990,164

National Rural Utilities Corp.
300,000,000	6.77	09/15/2000	300,000,000

New York Life Insurance Co.
40,000,000	6.85	08/28/2000	40,000,000
25,000,000	6.75	09/21/2000	25,000,000

Old Kent Bank and Trust Co.
85,000,000	6.65	07/03/2000	84,986,203

Pacific Mutual Life Insurance Co.
50,000,000	6.67	07/01/2000	50,000,000

PNC Bank, N.A.
30,000,000	6.59	07/12/2000	29,999,644
60,000,000	6.55	07/26/2000	59,976,831
160,000,000	6.63	07/31/2000	159,953,297

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)
SBC Communications Capital Corp.
$ 175,000,000	6.33%	08/01/2000	$ 175,000,000

Seattle Washington Taxable Series 1994
25,000,000	6.68	07/01/2000	25,000,000

SMM Trust
100,000,000	6.67	07/14/2000	100,000,000
65,000,000	6.34	07/25/2000	65,000,000
150,000,000	6.81	09/13/2000	150,000,000

Southtrust Bank of Alabama, N.A.
75,000,000	6.66	07/03/2000	74,993,851

SunAmerica Life Insurance Co.
100,000,000	6.43	07/31/2000	100,000,000

Texas State Veterans Taxable Series 1996-A
14,255,000	6.67	07/01/2000	14,255,000

U.S. Bank, N.A.
36,000,000	6.79	07/19/2000	36,037,228

Wells Fargo & Co.
225,000,000	6.72	09/19/2000	224,952,015

Total Variable Rate Obligations			$4,873,517,323

Repurchase Agreementsˆ*—8.5%

Joint Repurchase Agreement Account
$ 216,400,000	6.55%	07/03/2000	$ 216,400,000

Joint Repurchase Agreement Account II
750,000,000	6.87	07/03/2000	750,000,000

Lehman Brothers Holdings, Inc.
63,600,000	6.70	07/03/2000	63,600,000
Maturity Value: $63,635,510

Total Repurchase Agreements			$1,030,000,000

Total Investments			$12,112,846,574

>	Forward commitment.
#	Variable rate security index is based on either Federal Funds, LIBOR or Prime lending rate.
ˆ	At June 30, 2000, these agreements were fully collateralized by U.S. Treasury Obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset rate for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Money Market Fund

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations—19.5%

Asset Backed

Asset Securitization Corp.
$ 125,000,000	6.68%	08/23/2000	$123,770,695

Atlantis One Funding Corp.
50,000,000	6.66	08/21/2000	49,528,250

Blue Ridge Asset Funding
40,000,000	6.67	08/21/2000	39,622,033

Dakota Certificates of Standard Credit Card Master Trust
25,000,000	6.66	08/17/2000	24,782,625

Edison Asset Securitization Corp.
100,000,000	6.57	08/09/2000	99,288,250

Fidex PLC
30,000,000	6.67	08/21/2000	29,716,525
15,000,000	6.64	09/06/2000	14,814,633
60,000,000	6.63	09/19/2000	59,116,000

Grand Funding Corp.
120,000,000	6.63	09/28/2000	118,033,100

Intrepid Funding Notes
75,000,000	6.70	08/23/2000	74,260,208

Surrey Funding Corp.
100,000,000	6.63	07/06/2000	99,907,917

Variable Funding Capital Corp.
25,000,000	6.60	09/08/2000	24,683,750

WCP Funding Corp.
50,000,000	6.66	08/21/2000	49,528,250
50,000,000	6.67	08/23/2000	49,509,014

Commercial Banks

Bank of Nova Scotia
100,000,000	6.69	08/23/2000	99,015,083

C.S. First Boston Corp.
100,000,000	6.66	08/17/2000	99,130,500

Fortis Funding LLC
50,000,000	6.56	07/14/2000	49,881,556
20,000,000	6.56	07/17/2000	19,941,689
45,000,000	6.56	07/18/2000	44,860,600
50,000,000	6.59	07/25/2000	49,780,333
50,000,000	6.59	07/27/2000	49,762,028
40,000,000	6.63	09/20/2000	39,403,300

UBS AG, New York
200,000,000	6.74	07/05/2000	199,850,222

Engineering, Account Services

Vattenfall Treasury, Inc.
150,000,000	6.64	09/15/2000	147,897,333

Financial Services

Associates First Capital Corp.
50,000,000	6.66	08/25/2000	49,491,250

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations (continued)

Mortgage Banks

Nationwide Building Society
$ 50,000,000	6.62%	09/12/2000	$49,328,806

Savings Institutions

Northern Rock PLC
50,000,000	6.66	08/17/2000	49,565,250

Security and Commodity Brokers, Dealers and Services

Merrill Lynch & Co., Inc.
90,000,000	6.68	08/21/2000	89,148,300

Total Commercial Paper and Corporate Obligations			$1,893,617,500

Bank and Medium-Term Notes—2.7%

AT&T Corp.
$ 25,000,000	6.67%	03/08/2001	$25,000,000

Bank of America, N.A.
100,000,000	6.82	10/27/2000	100,000,000

BankOne, N.A.
35,000,000	7.01	12/01/2000	35,000,000

Deutsche Bank
25,000,000	6.87	09/18/2000	25,020,262

U.S. Bank, N.A.
80,000,000	6.73	02/08/2001	79,975,804

Total Bank and Medium-Term Notes			$264,996,066

Bank and Medium-Term Notes-Eurodollar—2.2%

Argentaria Global Finance Ltd.
$ 31,000,000	6.65%	08/08/2000	$30,993,508

Bank of Scotland Treasury Services
80,000,000	6.28	07/19/2000	79,994,549

France Telecom S.A.
100,000,000	6.67 >	07/17/2000	99,999,500

Total Bank and Medium-Term Notes— Eurodollar			$210,987,557

Certificates of Deposit—1.8%

Citibank, N.A.
$ 65,000,000	6.73%	09/12/2000	$65,000,000

First Union National Bank
20,000,000	6.90	04/27/2001	20,000,000

Huntington National Bank
45,000,000	6.52	01/16/2001	44,987,866
U.S. Bank, N.A.
40,000,000	6.57	01/16/2001	40,000,000

Total Certificates of Deposit			$169,987,866

The accompanying notes are an integral part of these financial statements.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Certificates of Deposit—Yankeedollar—8.8%

Bank of Scotland, New York
$ 90,000,000	6.70%	02/15/2001	$ 89,973,213

Banque Nationale de Paris
25,000,000	6.55	01/16/2001	24,993,259

Commerzbank, New York
55,000,000	6.60	02/01/2001	54,984,616

Deutsche Bank, New York
87,000,000	6.54	01/16/2001	86,976,541
65,000,000	6.67	03/08/2001	64,978,870
45,000,000	7.07	05/03/2001	44,989,296

Royal Bank of Canada
45,000,000	5.70	07/03/2000	44,999,882
100,000,000	6.47	01/10/2001	99,973,634

Societe Generale, New York
72,000,000	6.56	01/24/2001	71,982,542
50,000,000	6.88	04/30/2001	49,992,136

Svenska Handelsbanken
60,000,000	6.77	03/22/2001	59,983,537

UBS AG, Stamford
50,000,000	6.88	04/30/2001	49,992,136

Westpac Banking Corp.
50,000,000	6.71	03/09/2001	49,986,949
55,000,000	6.78	04/17/2001	54,987,573

Total Certificates of Deposit— Yankeedollar			$848,794,184

Time Deposits—13.9%

Chase Manhattan Bank, N.A.
$ 200,000,000	7.00%	07/05/2000	$ 200,000,000

Keybank, N.A.
200,000,000	7.13	07/03/2000	200,000,000

Norwest Bank
100,000,000	6.94	07/06/2000	100,000,000

Regions Bank
150,000,000	7.06	07/03/2000	150,000,000

Southtrust Bank of Alabama, N.A.
200,000,000	7.13	07/03/2000	200,000,000

Svenska Handelsbanken
200,000,000	6.75	07/13/2000	200,000,000

Toronto-Dominion Bank
200,000,000	7.06	07/03/2000	200,000,000

Westdeutsche Landesbank
100,000,000	7.06	07/03/2000	100,000,000

Total Time Deposits			$ 1,350,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Government Agency Obligation—0.2%

Federal National Mortgage Association
$ 22,000,000	5.56%	07/24/2000	$21,999,399

Total U.S. Government Agency Obligation			$21,999,399

Variable Rate Obligations#—46.3%

Abbey National Treasury Services
$ 185,000,000	6.55%	07/17/2000	$ 184,878,742

Asset Securitization Corp.
100,000,000	6.60	07/20/2000	99,994,924

AT&T Corp.
100,000,000	6.67	07/07/2000	100,000,000
75,000,000	6.57	07/10/2000	74,990,014
100,000,000	6.78	09/14/2000	100,000,000

Bank of Scotland Treasury Services
80,000,000	6.83	09/05/2000	80,000,000

Bank of Scotland, New York
50,000,000	6.76	09/05/2000	49,983,562

Bank One Corp.
30,000,000	6.83	09/12/2000	30,002,056

Bayerische Hypo-Vereins
100,000,000	6.59	07/28/2000	99,967,634
100,000,000	6.61	07/31/2000	99,959,757

Bayerische Landesbank, New York
100,000,000	6.58	07/03/2000	99,958,772
75,000,000	6.75	07/03/2000	74,996,776
80,000,000	6.60	07/10/2000	79,995,237
70,000,000	6.59	07/31/2000	69,977,208
100,000,000	6.69	09/15/2000	99,954,372

Canadian Imperial Bank of Commerce
150,000,000	6.60	07/31/2000	149,932,930
Citicorp
50,000,000	6.68	07/03/2000	50,000,000

Comerica Bank Detroit
50,000,000	6.58	07/03/2000	49,985,541
100,000,000	6.59	07/13/2000	99,998,381
50,000,000	6.64	07/20/2000	49,988,555

Commerzbank, New York
165,000,000	6.59	07/28/2000	164,943,068

Credit Agricole Indosuez, New York
40,000,000	6.64	07/31/2000	39,988,448

Credit Communal de Belgique S.A.
50,000,000	6.71	09/14/2000	49,982,844

Statement of Investments

Financial Square Money Market Fund    (continued)

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)

DaimlerChrysler, N.A. Corp.
$ 100,000,000	6.53%	07/06/2000	$99,998,354
80,000,000	6.69	08/22/2000	79,962,333

Den Danske Bank Corp.
100,000,000	6.58	07/20/2000	99,964,684
35,000,000	6.60	07/21/2000	34,999,056

First Union National Bank
75,000,000	6.75	07/03/2000	75,000,000
75,000,000	6.83	08/16/2000	75,010,965
50,000,000	6.83	08/31/2000	50,000,000

FleetBoston Financial Corp.
100,000,000	6.71	09/13/2000	99,945,856

Ford Motor Credit Co.
100,000,000	6.73	08/18/2000	99,989,374

General Motors Acceptance Corp.
25,000,000	7.10	09/11/2000	25,032,627

J.P. Morgan & Co., Inc.
110,000,000	6.63	07/06/2000	110,000,000
50,000,000	6.64	07/17/2000	50,000,000

Keybank, N.A.
31,000,000	6.70	07/03/2000	30,999,283
55,000,000	6.62	07/10/2000	54,988,279

Merrill Lynch & Co., Inc.
50,000,000	6.60	07/03/2000	49,996,680
70,000,000	6.58	07/07/2000	69,995,276
50,000,000	6.24	07/12/2000	50,000,000
100,000,000	6.57	07/26/2000	100,157,590

Morgan Stanley Dean Witter & Co.
150,000,000	6.80	09/30/2000	149,994,129

National Rural Utilities Corp.
135,000,000	6.65	07/03/2000	134,997,639

New York Life Insurance Co.
40,000,000	6.85	08/28/2000	40,000,000
25,000,000	6.75	09/21/2000	25,000,000

PNC Bank, N.A.
100,000,000	6.59	07/12/2000	99,998,813

SMM Trust
50,000,000	6.81	09/13/2000	50,000,000

Societe Generale, New York
40,000,000	6.66	07/05/2000	39,991,652
60,000,000	6.59	07/31/2000	59,976,553

Southtrust Bank of Alabama, N.A.
110,000,000	6.65	07/03/2000	109,935,219
50,000,000	6.64	07/20/2000	49,988,557

SunAmerica Life Insurance Co.
50,000,000	6.67	07/03/2000	50,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Variable Rate Obligations (continued)

Wells Fargo & Co.
$ 75,000,000	6.72%	09/19/2000	$74,984,005

Westdeutsche Landesbank, New York
100,000,000	6.57	07/23/2000	99,964,621
150,000,000	6.59	07/28/2000	149,951,451
100,000,000	6.60	07/31/2000	99,955,271

Total Variable Rate Obligations			$4,490,257,088

Repurchase Agreements*—5.9%

Joint Repurchase Agreement Account
$ 70,400,000	6.55%	07/03/2000	$70,400,000

Joint Repurchase Agreement Account II
500,000,000	6.87	07/03/2000	500,000,000

Total Repurchase Agreements			$570,400,000

Total Investments			$9,821,039,660

>	Forward commitment.
#	Variable rate security index is based on either Federal Funds, LIBOR, or Prime lending rate.
*	Unless noted, all repurchase agreements were entered into on June 30, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
Statement of Investments

Financial Square Treasury Obligations Fund

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—10.7%

United States Treasury Notes
$ 52,000,000	6.13%	07/31/2000	$ 52,028,965
50,000,000	6.25	08/31/2000	50,054,940
20,000,000	4.50	10/02/2000	19,948,129
25,000,000	4.00	10/31/2000	24,863,394
25,000,000	5.75	11/15/2000	25,000,000
52,000,000	4.50	01/31/2001	51,503,214
50,000,000	5.38	02/15/2001	49,727,952
102,000,000	5.00	02/28/2001	101,096,184
62,000,000	4.88	04/02/2001	61,313,492
50,000,000	5.63	05/15/2001	49,659,452

Total U.S. Treasury Obligations			$ 485,195,722

Repurchase Agreements_*—89.4%

ABN/AMRO, Inc.
$ 195,000,000	6.60%	07/03/2000	$ 195,000,000
Maturity Value: $195,107,250

Bank of America
170,000,000	6.63	07/03/2000	170,000,000
Maturity Value: $170,093,925

Bear Stearns Companies, Inc.
190,000,000	6.40	08/15/2000	190,000,000
Maturity Value: $191,925,333
Dated: June 19, 2000

C.S. First Boston Corp.
170,000,000	6.41	09/05/2000	170,000,000
Maturity Value: $172,724,250
Dated: June 7, 2000

Chase Manhattan Corp.
195,000,000	6.40	07/03/2000	195,000,000
Maturity Value: $195,104,000

Goldman, Sachs & Co.
205,000,000	6.50	07/03/2000	205,000,000
Maturity Value: $205,111,042

J.P. Morgan Securities, Inc.
195,000,000	6.30	07/03/2000	195,000,000
Maturity Value: $195,102,375

Joint Repurchase Agreement Account
1,803,400,000	6.55	07/03/2000	1,803,400,000

Lehman Brothers Holdings, Inc.
50,000,000	6.60	07/03/2000	50,000,000
Maturity Value: $50,027,500
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements (continued)

Merrill Lynch & Co., Inc.
$ 195,000,000	6.50%	07/03/2000	$ 195,000,000
Maturity Value: $195,105,625

Morgan Stanley Dean Witter & Co.
195,000,000	6.60	07/05/2000	195,000,000
Maturity Value: $195,178,750

Salomon Smith Barney, Inc.
50,000,000	6.53	07/03/2000	50,000,000
Maturity Value: $50,027,208
167,000,000	6.55	07/03/2000	167,000,000
Maturity Value: $167,091,154

UBS Warburg LLC
86,500,000	6.55	07/03/2000	86,500,000
Maturity Value: $86,547,215
170,000,000	6.45	09/07/2000	170,000,000
Maturity Value: $172,741,250
Dated: June 9, 2000

Total Repurchase Agreements			$4,036,900,000

Total Investments			$4,522,095,722

_	At June 30, 2000, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Treasury Instruments Fund

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations—98.8%

United States Treasury Bills
$ 8,500,000	5.30%	07/20/2000	$ 8,476,224
400,000	5.49	08/10/2000	397,562
17,000,000	5.54	08/10/2000	16,895,356
17,500,000	5.59	08/10/2000	17,391,305
19,300,000	5.49	08/17/2000	19,161,667
4,100,000	5.53	08/24/2000	4,066,021
15,000,000	5.54	08/24/2000	14,875,350
9,000,000	5.60	08/31/2000	8,914,600

United States Treasury Notes
45,000,000	5.38	07/31/2000	44,974,346
56,000,000	6.13	07/31/2000	56,008,795
155,000,000	6.00	08/15/2000	154,983,923
30,000,000	5.13	08/31/2000	29,951,427
30,000,000	6.25	08/31/2000	30,015,540
84,000,000	4.50	10/02/2000	83,662,380

Total U.S. Treasury Obligations			$489,774,496

Total Investments			$489,774,496

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Government Fund

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—64.9%

Federal Home Loan Bank
$ 30,000,000	6.62	%#	07/03/2000	$ 29,998,859
32,000,000	5.52		08/02/2000	31,997,048
25,000,000	6.35		02/01/2001	24,988,589
30,000,000	6.30		02/07/2001	29,956,887
35,000,000	6.39		02/07/2001	34,992,328
25,000,000	6.52		03/28/2001	24,962,727
40,000,000	6.68		05/08/2001	40,000,000

Federal Home Loan Mortgage Corp.
100,000,000	6.06	#	07/10/2000	99,949,904
175,000,000	6.43	#	07/21/2000	174,855,049
75,000,000	6.47	#	07/26/2000	74,971,304
214,072,000	6.47		09/14/2000	211,186,488
66,000,000	6.53	#	09/20/2000	65,966,074
50,000,000	6.51		09/21/2000	49,258,583
50,000,000	6.35		01/05/2001	49,945,579
35,000,000	6.26		01/12/2001	34,979,861

Federal National Mortgage Association
117,000,000	6.52	#	07/03/2000	116,954,555
50,000,000	6.49	#	07/22/2000	49,984,670
31,160,000	5.56		07/24/2000	31,159,294
80,000,000	6.39	#	08/04/2000	79,995,298
50,000,000	6.50	#	08/13/2000	49,979,952
100,000,000	6.44		08/17/2000	99,159,222
150,000,000	6.52		08/17/2000	148,723,167
100,000,000	6.59	#	09/01/2000	99,946,740
21,690,000	6.66	#	09/06/2000	21,687,216
50,000,000	6.51		09/21/2000	49,258,583
50,000,000	6.65		11/22/2000	48,670,000
25,000,000	6.65		11/30/2000	24,298,056
35,000,000	6.55		03/20/2001	34,992,237

Student Loan Marketing Association
100,000,000	6.28	#	07/05/2000	99,966,657
120,000,000	6.29	#	07/05/2000	119,965,811
30,000,000	6.43	#	07/05/2000	29,992,008

Total U.S. Government Agency Obligations				$ 2,082,742,746

Repurchase Agreements_*—34.9%

Goldman, Sachs & Co.
$ 105,000,000	6.50%		07/03/2000	$ 105,000,000
Maturity Value: $105,056,875

Joint Repurchase Agreement Account
243,600,000	6.55		07/03/2000	243,600,000

Joint Repurchase Agreement Account II
600,000,000	6.87		07/03/2000	600,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements (continued)
Lehman Brothers Holdings, Inc.
$ 80,900,000	6.70%	07/03/2000	$ 80,900,000
Maturity Value: $80,945,169

Merrill Lynch & Co., Inc.
25,000,000	6.45	07/03/2000	25,000,000
Maturity Value: $25,013,438

UBS Warburg LLC
65,000,000	6.55	07/03/2000	65,000,000
Maturity Value: $65,035,479

Total Repurchase Agreements			$ 1,119,500,000

Total Investments			$3,202,242,746

#	Variable rate security index is based on either Federal Funds, LIBOR, U.S. Treasury Bill, or Prime lending rate.

_	At June 30, 2000, these agreements were fully collateralized by U.S. Treasury obligations.

*	Unless noted, all repurchase agreements were entered into on June 30, 2000.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Federal Fund

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations—99.8%

Federal Farm Credit Bank
$ 25,000,000	6.44	%#	07/01/2000	$ 25,000,000
155,000,000	6.46	#	07/01/2000	154,969,484
75,000,000	6.47	#	07/01/2000	74,990,608
339,700,000	6.41	#	07/03/2000	339,700,000
42,000,000	6.36		07/05/2000	41,970,320
25,000,000	6.35		07/06/2000	24,977,951
28,000,000	6.37		07/07/2000	27,970,273
25,000,000	6.47	#	07/10/2000	24,998,099
50,000,000	6.41		07/11/2000	49,910,972
20,000,000	6.32		07/12/2000	19,961,378
50,000,000	6.35		07/12/2000	49,902,986
26,000,000	6.37		07/13/2000	25,944,793
16,000,000	6.40		07/13/2000	15,965,867
60,000,000	6.47	#	07/13/2000	59,974,856
10,000,000	6.35		07/14/2000	9,977,069
39,000,000	6.36		07/14/2000	38,910,430
25,000,000	6.36		07/17/2000	24,929,333
12,410,000	6.38		07/17/2000	12,374,811
30,000,000	6.36		07/18/2000	29,909,900
39,950,000	6.39		07/18/2000	39,829,451
20,612,000	6.41		07/20/2000	20,542,268
50,000,000	6.49	#	07/20/2000	49,992,570
19,000,000	6.32		07/21/2000	18,933,289
11,215,000	6.41		07/21/2000	11,175,062
15,000,000	6.36		07/25/2000	14,936,400
211,900,000	6.40		07/25/2000	210,995,893
19,211,000	6.41		07/25/2000	19,128,905
20,000,000	6.36		07/26/2000	19,911,667
21,000,000	6.36		07/27/2000	20,903,540
19,000,000	6.41		07/27/2000	18,912,041
15,000,000	6.38		08/04/2000	14,909,617
15,000,000	6.41		08/22/2000	14,861,117
18,230,000	6.42		08/24/2000	18,054,445
24,406,000	6.46		09/21/2000	24,046,879
66,985,000	6.47		09/21/2000	65,997,827
20,000,000	6.48		09/21/2000	19,704,800
60,000,000	6.60		03/01/2001	59,997,324

Federal Home Loan Bank
100,000,000	6.49	#	07/03/2000	99,985,118
60,000,000	6.51	#	07/03/2000	60,000,000
250,000,000	6.57		07/03/2000	249,908,750
85,000,000	6.62	#	07/03/2000	84,996,934
150,000,000	6.13	#	07/05/2000	149,973,225
Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
$ 80,000,000	6.34	%#	07/05/2000	$ 80,000,000
26,300,000	6.35		07/05/2000	26,281,444
60,000,000	6.36	#	07/05/2000	60,000,000
68,800,000	6.40		07/05/2000	68,751,075
120,600,000	6.44		07/05/2000	120,513,704
100,000,000	6.41		07/07/2000	99,893,167
7,000,000	6.38		07/12/2000	6,986,354
1,200,000	6.39		07/12/2000	1,197,657
79,000,000	6.49	#	07/12/2000	78,994,515
25,000,000	5.56		07/14/2000	24,999,867
75,000,000	6.45	#	07/15/2000	74,971,879
20,000,000	5.50		07/19/2000	19,999,390
1,500,000	6.42		07/19/2000	1,495,185
60,000,000	5.50		07/21/2000	59,972,633
92,000,000	6.51	#	07/21/2000	91,993,911
22,100,000	6.45		07/28/2000	21,993,091
20,000,000	5.52		08/02/2000	19,998,155
12,300,000	6.42		08/04/2000	12,225,421
20,000,000	6.43		08/04/2000	19,878,544
600,000	5.93		08/11/2000	595,948
25,000,000	6.52		08/11/2000	24,814,361
30,000,000	6.53		08/16/2000	29,749,683
16,700,000	6.41		08/18/2000	16,557,271
31,000,000	6.50		08/18/2000	30,731,333
50,000,000	6.43		08/23/2000	49,526,681
139,997,000	6.49		08/23/2000	138,659,367
40,907,000	6.50		08/23/2000	40,515,543
60,000,000	6.51		08/23/2000	59,424,950
200,000,000	6.51		08/25/2000	198,010,833
262,320,000	6.52		08/25/2000	259,707,384
105,900,000	6.52		08/30/2000	104,749,220
43,750,000	6.45		09/06/2000	43,224,818
45,663,000	6.45		09/08/2000	45,098,491
131,905,000	6.46		09/08/2000	130,271,796
70,000,000	6.44		09/13/2000	69,073,355
150,820,000	6.46		09/13/2000	148,817,278
34,089,000	6.44		09/15/2000	33,625,541
75,000,000	6.52	#	09/17/2000	74,934,361
87,836,000	6.49		09/20/2000	86,553,375
46,233,000	6.50		09/20/2000	45,556,842
36,892,000	6.45		09/27/2000	36,310,336
25,000,000	6.45		09/29/2000	24,596,875
50,000,000	6.05		11/03/2000	49,991,462

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
$ 34,079,000	6.63%		11/29/2000	$ 33,132,006
65,000,000	6.36		01/18/2001	64,989,648
60,000,000	6.35		02/01/2001	59,978,148
25,000,000	6.50		03/15/2001	24,960,164
30,000,000	6.52		03/28/2001	29,955,210
50,000,000	6.63		05/02/2001	49,894,214
80,000,000	6.68		05/08/2001	80,000,000

Student Loan Marketing Association
100,000,000	6.57		07/03/2000	99,963,500
210,000,000	6.29	#	07/05/2000	210,011,905
70,000,000	6.43	#	07/05/2000	69,979,470
50,000,000	6.44	#	07/05/2000	50,004,360
60,000,000	6.55		02/14/2001	59,977,574

Tennessee Valley Authority
50,000,000	6.37		07/03/2000	49,982,306
35,000,000	6.38		07/03/2000	34,987,594
25,000,000	6.37		07/05/2000	24,982,306
100,000,000	6.34		07/06/2000	99,911,945
58,000,000	6.36		07/07/2000	57,938,520
60,000,000	6.34		07/10/2000	59,904,900
50,000,000	6.34		07/11/2000	49,911,944
125,000,000	6.36		07/18/2000	124,624,583

Total U.S. Government Agency Obligations				$6,326,369,645

Total Investments				$6,326,369,645

#	Variable rate security index is based on either U.S. Treasury Bill, Federal Funds, LIBOR or Prime lending rate.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Statement of Investments

Financial Square Tax-Free Money Market Fund

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Alabama—2.8%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
$ 25,000,000	4.55%	07/03/2000	$25,000,000

Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 A (A-1/VMIG1)
11,050,000	4.55	07/03/2000	11,050,000

Columbia IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1995 B (A-1/VMIG1)
3,100,000	4.55	07/03/2000	3,100,000

Homewood City VRDN for Educational Facilities—Samford University Series 1999 (AMBAC) (VMIG1)
20,200,000	4.55	07/03/2000	20,200,000

Jefferson County MF Hsg. VRDN RB for Hickory Knolls Project Series 1994 (Amsouth Bank LOC) (P-1)
3,470,000	4.85	07/06/2000	3,470,000

Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
5,100,000	4.72	07/06/2000	5,100,000

Montgomery City Special Care Facilities VRDN RB for Baptist Medical Centre Series 1994 A (VMIG1)
11,765,000	4.80	07/06/2000	11,765,000

			$79,685,000

Alaska—0.4%
Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 B (A-1+/P1)
$ 3,200,000	4.50%	07/03/2000	$3,200,000

Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 C (A-1+/P1)
6,975,000	4.50	07/03/2000	6,975,000

			$10,175,000

Arizona—1.7%
Arizona Transportation Board Highway RB Subordinate Series 1991 A (AA/Aaa)
$ 3,600,000	6.50%	07/02/2001	$3,721,501

Maricopa County VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 A (Morgan Guaranty Trust LOC) (A-1+/P-1)
20,550,000	4.55	07/03/2000	20,550,000

Maricopa County VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 C (Toronto Dominion Bank LOC) (A-1+/P1)
4,600,000	4.50	07/03/2000	4,600,000

Maricopa County VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 F (Bank of America LOC) (A-1+/P-1)
15,480,000	4.50	07/03/2000	15,480,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Arizona (continued)
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (A1+/VMIG1)
$ 3,500,000	4.95%	07/05/2000	$3,500,000

			$47,851,501

California—3.2%
California Pollution Control Financing Authority PCRB for Pacific Gas & Electric Co. Series 1996 F (Banque Nationale de Paris SA LOC) (A-1+)
$ 6,600,000	4.00%	07/03/2000	$6,600,000

California Pollution Control Financing Authority PCRB for Pacific Gas & Electric C Series 1996 E (Morgan Guaranty LOC) (A-1+/VMIG1)
15,200,000	4.35	07/03/2000	15,200,000

California School Cash Reserve Program Authority Pool Bonds Series 1999 A (AMBAC) (SP-1+/MIG1)
10,000,000	4.00	07/03/2000	10,000,257

California Statewide Communities Development Authority TRANS Series 1999 C-2 (SP-1+/MIG1)
16,000,000	4.00	09/29/2000	16,005,077

Irvine Ranch Water District VRDN RB Series 1993 A (A-1+/VMIG1)
1,005,000	4.30	07/03/2000	1,005,000

Los Angeles County Department of Water & Power Electric Plant VRDN Series 2000 E (A-1+/VMIG1)
16,700,000	4.25	07/06/2000	16,700,000

Los Angeles County Department of Water & Power Electric Plant VRDN Series 2000 F (A-1+/VMIG1)
1,400,000	4.25	07/06/2000	1,400,000

Los Angeles County Schools TRANS Series 1999 B (FSA) (SP-1+)
5,000,000	4.00	09/29/2000	5,001,342

Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1992 (A-1+/VMIG1)
10,860,000	4.25	07/03/2000	10,860,000

Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital Series 1996 A (A-1+/VMIG1)
7,200,000	4.25	07/03/2000	7,200,000

Orange County VRDN Apartment Development RB for Niguel Summit Series 1985 A (FHLMC) (VMIG1)
2,200,000	4.75	07/04/2000	2,200,000

			$92,171,676

Colorado—0.6%
Moffat County VRDN PCRB Refunding for Pacificorp Projects Series 1994 (AMBAC) (A-1+/VMIG1)
$ 16,355,000	4.55%	07/03/2000	$16,355,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Florida—5.6%
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985 (VMIG1)
$ 9,600,000	4.66%	07/06/2000	$9,600,000

Collier County Health Facilities Authority Hospital Revenue VRDN for Cleveland Clinic Health Systems Series 1999 (A-1/VMIG1)
21,900,000	4.50	07/03/2000	21,900,000

Dade County Water & Sewer Systems VRDN RB Series 1994 (FGIC) (A-1+/VMIG1)
20,000,000	4.70	07/05/2000	20,000,000

Escambia County VRDN PRCB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
5,700,000	4.65	07/03/2000	5,700,000

Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank LOC) (A-1/P-1)
21,930,000	4.60	10/11/2000	21,930,000

Jacksonville County Electric Authority VRDN Subordinated Electric Systems Series 2000 A (A-1+/VMIG1)
13,200,000	4.55	07/03/2000	13,200,000

Jacksonville County Electric Authority VRDN Subordinated Electric Systems Series 2000 B (A-1+/VMIG1)
18,400,000	4.55	07/03/2000	18,400,000

Jacksonville County Electric Authority VRDN RB Subordinated Electric Systems Series 2000 C (A-1+/VMIG1)
10,100,000	4.55	07/03/2000	10,100,000

Jacksonville County VRDN PCRB Refunding for Florida Power and Light Co. Series 1995 (A-1+/VMIG1)
12,000,000	4.45	07/03/2000	12,000,000

Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 1999 (Bank of America N.A. LOC) (VMIG1)
10,900,000	4.80	07/05/2000	10,900,000

Palm Beach County School Board COPS Floating Rate PA-658 Series 2000 A (A-1+)
7,870,000	4.85	07/06/2000	7,870,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-1 (NRU LOC) (A-1+/P-1)
3,400,000	4.85	07/05/2000	3,400,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 H-2 (NRU LOC) (A-1+/P-1)
6,180,000	4.85	07/05/2000	6,180,000

Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984 S (NRU LOC) (A-1+/P-1)
2,455,000	4.85	07/05/2000	2,455,000

			$163,635,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Georgia—6.5%
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
$ 8,900,000	4.55%	07/03/2000	$8,900,000

Burke County IDA VRDN PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
6,600,000	4.50	07/03/2000	6,600,000

Burke County IDA PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (A-1+/VMIG1)
50,125,000	4.75	07/05/2000	50,125,000

Burke County IDA VRDN PCRB Georgia Power Co. Plant Vogtle First Series 1997 (A-1/VMIG1)
28,000,000	4.50	07/03/2000	28,000,000

Dekalb County Hospital Authority Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
1,880,000	4.80	07/05/2000	1,880,000

Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Childrens Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
11,000,000	4.75	07/05/2000	11,000,000

Effingham County IDA PCRB Adjustment for Savannah Electric & Power Co. Project Series 1997 (A-1/VMIG1)
6,000,000	4.55	07/03/2000	6,000,000

Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
24,900,000	4.75	07/05/2000	24,900,000

Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (Bayerische Landesbank Girozentrale LOC) (A-1+/VMIG1)
3,200,000	4.75	07/05/2000	3,200,000

Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 B (ABN AMRO Bank LOC) (A-1+/VMIG1)
9,700,000	4.50	07/05/2000	9,700,000

Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D (ABN AMRO Bank LOC) (A-1+/VMIG1)
3,000,000	4.75	07/05/2000	3,000,000

Municipal Electric Authority of Georgia VRDN RB Series 1985 B (A-1+/VMIG1)
17,000,000	4.50	07/05/2000	17,000,000

Municipal Electric Authority RB Series 1994 E (ABN AMRO Bank LOC) (A-1+/VMIG1)
10,000,000	4.70	07/05/2000	10,000,000

Putnam County IDA VRDN PCRB Georgia Power Co. Second Series 1997 (A-1/VMIG1)
7,600,000	4.55	07/03/2000	7,600,000

			$187,905,000

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Hawaii—0.3%
Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$ 8,150,000	5.00%	07/05/2000	$8,150,000

Idaho—0.3%
Idaho State for TANS Series 2000 (SP-1+/MIG1)
$ 10,000,000	5.38%>	06/29/2001	$10,095,200

Illinois—7.1%
Chicago City RB for Chicago Midway Airport Series 1997 Societe Generale Trustor Floating Rate Receipts (A-1+)
$ 7,540,000	4.85%	07/06/2000	$7,540,000

Chicago Park District Tax Anticipation Warrants Series 1999 (SP-1+/MIG1)
5,500,000	4.38	09/15/2000	5,508,284

City of Chicago Water RB Series 2000 (Bank One, N.A. LOC) (A-1+/VMIG1)
7,300,000	4.65	07/05/2000	7,300,000

Cook County GO VRDN Series 1996 (A-1+/VMIG1)
32,800,000	4.75	07/05/2000	32,800,000

Evanston GO VRDN Maple Street Project Series 2000 A (VMIG1)
9,500,000	4.80	07/05/2000	9,500,000

Evanston GO VRDN Maple Street Project Series 2000 C (VMIG1)
5,400,000	4.80	07/05/2000	5,400,000

Evanston GO VRDN Maple Street Project Series 2000 D (VMIG1)
5,000,000	4.80	07/05/2000	5,000,000

Illinois Health Facilities Authority VRDN RB for Evanston Northwestern Corp. Series 1998 (A-1+/VMIG1)
10,000,000	4.75	05/31/2001	10,000,000

Illinois Health Facilities Authority VRDN RB for Northwest Community Hospital Series 1995 (A-1/VMIG1)
20,700,000	4.80	07/06/2000	20,700,000

Illinois Health Facilities Authority VRDN for Central Dupage Healthcorp Project Series 1990 (US Treasury Bond) (VMIG1)
12,500,000	5.00	08/03/2000	12,500,000

Illinois Health Facilities Authority VRDN for Northwest Community Hospital Series 1997 (A-1+/VMIG1)
200,000	4.80	07/06/2000	200,000

Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1+/VMIG1)
18,325,000	4.70	07/05/2000	18,325,000

Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1+/VMIG1)
19,300,000	4.70	07/05/2000	19,300,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Illinois (continued)
Illinois State GO Eagle Tax-Exempt Trust Series 96C 1305 Class A COPS (FGIC) (A-1)
$14,850,000	4.87%	07/06/2000	$14,850,000

Illinois State Toll Highway Authority VRDN RB Series 1998 B (FSA) (VMIG1)
24,500,000	4.65	07/06/2000	24,500,000

Illinois State Toll Highway Priority Series 1993 B (Societe Generale LOC) (MBIA) (A-1/VMIG1)
8,600,000	4.70	07/05/2000	8,600,000

Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1992 (P-1)
1,000,000	4.90	07/05/2000	1,000,000

Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1993 (P-1)
1,900,000	4.90	07/05/2000	1,900,000

			$204,923,284

Indiana—1.5%
Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital Series 1985 B (Bank of America LOC) (VMIG1)
$ 1,600,000	4.60%	07/05/2000	$1,600,000

Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital Series 1989 B (Bank of America LOC) (VMIG1)
15,700,000	4.60	07/06/2000	15,700,000

Indiana Hospital Equipment Financing Authority VRDN Series 1985 A (MBIA) (A-1/VMIG1)
10,600,000	4.85	07/05/2000	10,600,000

Princeton Indiana PCRB for PSI Energy, Inc. Project Series 1997 (A-1+/VMIG1)
9,500,000	4.45	07/03/2000	9,500,000

Warrick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
7,475,000	5.00	07/06/2000	7,475,000

			$44,875,000

Iowa—0.5%
Chillicothe City VRDN PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 2,400,000	4.85%	07/05/2000	$2,400,000

Salix City VRDN PCRB for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
10,900,000	4.85	07/05/2000	10,900,000

			$13,300,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Kentucky—1.1%
Kentucky Asset/Liability Commission Project Notes 1999 1st Series (SP-1+/MIG1)
$ 4,100,000	4.40%	10/02/2000	$4,100,000

Kentucky Asset/Liability Commission TRANS Series 2000 A (SP-1+/MIG1)
13,000,000	5.25 >	06/27/2001	13,086,840

Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (A-1+/VMIG1)
15,508,000	4.85	07/05/2000	15,508,000

			$32,694,840

Louisiana—1.9%
Calcasieu Parish IDA VRDN Refunding for Olin Corp. Series 1993 B (Wachovia Bank LOC) (A-1+)
$ 3,400,000	4.50%	07/03/2000	$3,400,000

Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A (A-1+/VMIG1)
5,400,000	4.55	07/03/2000	5,400,000

New Orleans Aviation Board VRDN RB Refunding Series 1993 B (MBIA) (A-1+/VMIG1)
22,600,000	4.80	07/05/2000	22,600,000

Plaquemine Port Harbor & Terminal District CP Series 85 B (A-1+/P-1)
3,200,000	4.60	10/11/2000	3,200,000

Plaquemine Port Harbor & Terminal District CP Series 85 D (A-1+/P-1)
6,100,000	4.60	10/11/2000	6,100,000

Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Wachovia Bank of Georgia LOC) (P-1)
14,000,000	4.60	07/05/2000	14,000,000

			$54,700,000

Maryland—0.5%
University of Maryland System Auxiliary Facility & Tuition P-Floats-PT 428 Series 1998 A (A-1+)
$ 4,930,000	4.85%	07/06/2000	$4,930,000

Washington Suburban Sanitary District GO VRDN BANS Series 1998 (A-1+/VMIG1)
9,745,000	4.75	07/05/2000	9,745,000

			$14,675,000

Massachusetts—5.4%
Commonwealth of Massachusetts GO VRDN Refunding Bonds Series 1998 A (A-1+/VMIG1)
$ 2,600,000	4.50%	07/06/2000	$2,600,000

Massachusetts VRDN Series 1998 B (A-1+/VMIG1)
15,050,000	4.50	07/06/2000	15,050,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Massachusetts (continued)
Massachusetts Bay Transportation Authority RB Refunding for General Transportation Systems RB Series 1994 A (AA-/Aa2)
$ 5,650,000	5.00%	03/01/2001	$5,671,659

Massachusetts Health & Educational Facilities Authority VRDN Capital Assets Program Series 1985 D (A-1+/VMIG1)
24,400,000	4.45	07/03/2000	24,400,000

Massachusetts Health & Educational Facilities Authority VRDN for Harvard University Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+c)
10,000,000	4.77	07/06/2000	10,000,000

Massachusetts Health & Educational Facilities Authority VRDN Harvard University Issue Series 2000 Y (A-1+/VMIG1)
19,340,000	4.40	07/06/2000	19,340,000

Massachusetts Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Bank One LOC) (VMIG1)
16,300,000	4.50	07/03/2000	16,300,000

Massachusetts Health & Educational Facilities Authority VRDN RB Options for Harvard University Series 1985 (A-1+/VMIG1)
20,890,000	4.50	07/06/2000	20,890,000

Massachusetts Health & Educational Facilities Authority VRDN RB Options for Harvard University Series I (A-1+/VMIG1)
12,850,000	4.50	07/06/2000	12,850,000

Massachusetts State Water Resources Authority VRDN RB Refunding for Multi-Modal General Series 1999 B (Landesbank Hessen- Thueringen Girozentrale LOC) (A-1+/P-1)
10,000,000	4.40	07/05/2000	10,000,000

Massachusetts Water Resources Authority Refunding for Multi-Modal General Series 1998 D (FGIC) (A-1+/VMIG1)
13,000,000	4.60	07/05/2000	13,000,000

Massachusetts Water Resources Authority RB Series 1999 (State Street Bank and Trust LOC) (A-1+/VMIG1)
7,500,000	4.38	10/02/2000	7,500,000

			$157,601,659

Michigan—1.5%
Michigan Municipal Bond Authority P-Floats-PT 396 Series 2000 (A-1+)
$ 8,750,000	4.85%	07/06/2000	$8,750,000

Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (A-1+)
6,605,000	4.85	07/06/2000	6,605,000

Michigan State Strategic Fund VRDN RB Series 1995 (Barclays Bank PLC LOC) (A-1+/P-1)
15,950,000	4.45	07/03/2000	15,950,000

Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A Certificates (A-1+c)
12,165,000	4.87	07/06/2000	12,165,000

			$43,470,000

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Minnesota—2.3%
Becker MN PCRB Northern States Power Series 1992 A (A-1+/MIG1)
$ 5,000,000	4.05%	08/11/2000	$ 5,000,000
5,200,000	4.20	09/12/2000	5,200,000

Becker MN PCRB Northern States Power Series 1993 A (A-1+/MIG1)
7,000,000	4.15	09/13/2000	7,000,000

City of Rochester MN Health Care Facilities Mayo Foundation Series 1992 C (SP-1+)
6,450,000	4.60	10/02/2000	6,450,000

City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 B (SP-1+)
20,000,000	4.15	08/01/2000	20,000,000
5,000,000	4.75	10/05/2000	5,000,000

City of Rochester MN Health Care Facilities Mayo Foundation Series 2000 C (SP-1+)
5,000,000	4.60	10/06/2000	5,000,000

University of Minnesota VRDN RB Cap Projects Series 1999 A (A-1+/VMIG1)
13,000,000	4.80	07/05/2000	13,000,000

			$66,650,000

Mississipi—0.1%
Jackson County VRDN PCRB Refunding for Chevron U.S.A., Inc. Project Series 1992 (VMIG1)
$ 4,355,000	4.40%	07/03/2000	$ 4,355,000

Missouri—0.6%
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Monsanto Co. Series 1993 (P-1)
$ 1,500,000	4.75%	07/05/2000	$ 1,500,000

Missouri Health & Educational Facility Authority RB for Washington University Series 1984 (A-1+/VMIG1)
9,450,000	4.75	07/05/2000	9,450,000

University of Missouri Capital Project Notes Series FY 2000-01 (SP-1+/MIG1)
6,000,000	5.25 >	06/29/2001	6,051,180

			$17,001,180

Nevada—1.5%
Clark County P-Floats PA 653 Series 2000 (FGIC) (A-1+c)
$ 5,765,000	4.85%	07/06/2000	$ 5,765,000

Clark County VRDN RB for Nevada Airport Improvement Series 1993 A (MBIA) (A-1/VMIG1)
38,760,000	4.70	07/05/2000	38,760,000

			$ 44,525,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New Mexico—1.0%
Albuquerque NM GO Series 2000 A (AA/Aa3)
$ 20,000,000	5.25%>	07/01/2001	$ 20,109,000

Farmington VRDN PCRB Refunding for Arizona Public Services Co. Series 1994 B (Barclays Bank PLC LOC) VRDN (A-1+/P-1)
7,500,000	4.45	07/03/2000	7,500,000

			$27,609,000

New York—12.2%
Long Island Power Authority Electric System RB Series 1998 5 (Morgan Guaranty Trust/ABN AMRO Bank LOC) (A-1+/VMIG1)
$ 14,100,000	4.40%	07/03/2000	$ 14,100,000

Long Island Power Authority Electric System VRDN RB Series 1 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
92,700,000	4.65	07/05/2000	92,700,000

Long Island Power Authority Electric System VRDN RB Series 3 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
12,000,000	4.35	08/08/2000	12,000,000

Long Island Power Authority Electric System VRDN RB Series 4 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
4,200,000	4.10	08/10/2000	4,200,000
12,000,000	4.05	08/11/2000	12,000,000
4,700,000	4.15	09/13/2000	4,700,000

Long Island Power Authority NY Electric System Series 6 (Morgan Guaranty Trust/ABN AMRO Bank LOC) (A-1+/VMIG1)
9,880,000	4.45	07/03/2000	9,880,000

Metropolitan Transportation Authority Dedicated Tax Fund P-Floats-PT 656 Series 2000 A (FGIC) (A-1+)
2,625,000	4.82	07/06/2000	2,625,000

Nassau County IDA Civic Facility & Improvement RB for Cold Spring Harbor Laboratory Series 1999 (A-1+)
8,800,000	4.45	07/03/2000	8,800,000

New York City (Morgan Guaranty Trust LOC) Municipal Water Finance Authority Water & Sewer Systems RB Series 1994 C (FGIC) (A-1+/VMIG1)
31,550,000	4.45	07/03/2000	31,550,000

New York City GO VRDN Series 1994 E-5 (Morgan Guaranty Trust Company of New York LOC) (A-1+/VMIG1)
6,200,000	4.55	07/03/2000	6,200,000

New York City GO VRDN Series 1995 B-6 (MBIA) (A-1/VMIG1)
15,000,000	4.50	07/03/2000	15,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

New York (continued)
New York City Municipal Water Finance Authority VRDN RB Series G (FGIC) (A-1+/VMIG1)
$ 5,550,000	4.40%	07/03/2000	$5,550,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Series 1995 A (FGIC) (A-1+/VMIG1)
8,585,000	4.75	07/03/2000	8,585,000

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Series 2000 C (A-1+/VMIG1)
33,550,000	4.50	07/03/2000	33,550,000

New York City Transitional Finance Authority Eagle Tax Exempt Trust Class A COPS (A-1)
2,890,000	4.84	07/06/2000	2,890,000

New York City Transitional Finance Authority Future Tax Secured Bonds Series 1999 A-2 (A-1+/VMIG1)
19,300,000	4.40	07/05/2000	19,300,000
17,500,000	4.40	07/05/2000	17,500,000

New York City Trust for Resources for American Museum of National History Series 1999 B (AMBAC) (AAA/Aaa)
10,000,000	3.70	07/01/2000	10,000,000

New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 1996 (A-1+c)
10,400,000	4.84	07/06/2000	10,400,000

New York State Housing Finance Agency RB VRDN for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
21,900,000	4.40	07/05/2000	21,900,000

Triborough Bridge & Tunnel Authority Series 1999 C (AMBAC) (A-1+/VMIG1)
9,400,000	4.25	07/06/2000	9,400,000

			$352,830,000

North Carolina—3.0%
Charlotte Airport VRDN RB Refunding Series 1993 A (MBIA) (A-1+/VMIG1)
$ 5,415,000	4.70%	07/05/2000	$5,415,000

City of Greensboro COPS VRDN for Municipal Property Acquisition Project Series 1998 (A-1+/VMIG1)
8,500,000	4.80	07/06/2000	8,500,000

North Carolina Health Care Facilities VRDN RB Series 1999 (Wachovia Bank N.A. LOC) (A-1+)
23,890,000	4.75	07/06/2000	23,890,000

North Carolina Medical Care Commission VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A.) (A-1+/VMIG1)
20,000,000	4.95	07/05/2000	20,000,000

Rockingham County Adjustable VRDN PCRB Refunding for Philip Morris, Inc. Series 1992 (A-1/P-1)
7,700,000	4.90	07/05/2000	7,700,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

North Carolina (continued)
Wake County Industrial Facilities VRDN PCRB Refunding Series 1990 B (Bank of New York LOC) (A-1+/VMIG1)
$20,000,000	4.75%	07/03/2000	$20,000,000

			$85,505,000

Ohio—1.7%
Columbus Electric System VRDN RB Series 1984 (Union Bank of Switzerland LOC) (VMIG1)
$ 10,400,000	4.00%	07/03/2000	$10,400,000

Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (A-1+/VMIG1)
11,400,000	4.80	07/06/2000	11,400,000

Hamilton County Hospital Facilities RB for The Drake Center, Inc. Series 1999 A (FIRSTAR Bank N.A. LOC) (MIG1)
4,950,000	4.90	07/06/2000	4,950,000

Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)
18,200,000	4.85	07/05/2000	18,200,000

Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
5,000,000	4.95	07/05/2000	5,000,000

			$49,950,000

Oklahoma—0.6%
Muskogee Industrial Trust PCRB for Oklahoma Gas & Electric Co. Series 1997 A (A-1/VMIG1)
$ 17,000,000	4.80%	07/05/2000	$17,000,000

Oregon—0.4%
Oregon State GO VRDN Series 73-G (A-1+/VMIG1)
$ 3,300,000	4.80%	07/05/2000	$3,300,000

Oregon State GO VRDN Series 73-H (A-1+/VMIG1)
8,800,000	4.80	07/05/2000	8,800,000

			$12,100,000

Pennsylvania—0.8%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax- Exempt Trust 943804 Class A COPS (AMBAC) (A-1+)
$ 15,030,000	4.87%	07/06/2000	$15,030,000

Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (A-1/VMIG1)
3,500,000	4.75	07/05/2000	3,500,000

Philadelphia Hospitals & Higher Education Facilities Authority VRDN Children’s Hospital of Philadelphia Project Series 1992 B (A-1+/VMIG1)
5,700,000	4.50	07/03/2000	5,700,000

			$24,230,000

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

South Carolina—1.4%
South Carolina Public Service Authority Tax Exempt Revenue Notes (A-1+/P-1)
$ 15,000,000	4.66%	10/12/2000	$ 15,000,000
10,000,000	4.35	11/14/2000	10,000,000

South Carolina State P-Floats-PT 225 (A-1+)
6,805,000	4.82	07/06/2000	6,805,000

York County PCRB for North Carolina Electric Project Series 1984 N-2 (NRU) (A-1+/VMIG1)
8,125,000	4.85	07/05/2000	8,125,000

			$ 39,930,000

Tennessee—4.1%
Blount County IDB VRDN PCRB Refunding for ALCOA Series 1992 (A-1)
$ 2,450,000	5.00%	07/06/2000	$ 2,450,000

Knoxville Utilities Board VRDN RB Subordinate Electric System Notes (FSA) (A-1+/VMIG1)
20,900,000	4.55	07/03/2000	20,900,000

Knoxville Utilities Board VRDN RB Subordinate Wastewater System Notes (FSA) (A-1+/VMIG1)
4,900,000	4.55	07/03/2000	4,900,000

Knoxville Utilities Board VRDN RB Subordinate Water System Notes (FSA) (A-1+/VMIG1)
10,300,000	4.55	07/03/2000	10,300,000

Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series B (A-1+/VMIG1)
22,250,000	4.75	07/06/2000	22,250,000

Sevier County Public Building Authority RB for Local Government Improvement Series 1999 F (AMBAC) (VMIG1)
26,700,000	4.80	07/06/2000	26,700,000

State of Tennessee GO CP Series A (A-1+/P-1)
12,500,000	4.05	08/14/2000	12,500,000
12,500,000	4.30	08/18/2000	12,500,000
5,000,000	4.40	09/08/2000	5,000,000

			$ 117,500,000

Texas—19.9%
City of Houston CP Notes (A-1+/P-1)
$ 4,000,000	4.65%	09/12/2000	$ 4,000,000
8,400,000	4.40	10/06/2000	8,400,000
6,000,000	4.60	10/12/2000	6,000,000
1,000,000	4.71	10/12/2000	1,000,000

City of San Antonio Electric & Gas System Series 1997 SG 105 (A-1+)
20,200,000	4.85	07/06/2000	20,200,000

Coastal Bend Health Facilities Development Corp. Incarnate Word Health System RB Series 1998 B (AMBAC) (VMIG1)
10,100,000	4.95	07/05/2000	10,100,000
Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)
Dallas Area Rapid Transportation VRDN RB North Central Light Series 2000 (Dexia Credit LOC) (A-1+/VMIG1)
$27,200,000	4.75%	07/05/2000	$27,200,000

Fort Worth Refunding Series 1996 A (AA/Aa2)
4,220,000	6.00	03/01/2001	4,264,809

Gulf Coast Waste Disposal Authority PCRB Adjustment Refunding for Amoco Oil Co. Series 1992 (A-1+/VMIG1)
5,400,000	4.50	07/03/2000	5,400,000

Gulf Coast Waste Disposal Authority PCRB Variable Refunding for Monsanto Co. Series 1996 (P-1)
5,300,000	4.90	07/05/2000	5,300,000

Harris County GO RB Toll Road Series 1994 H (A-1+/VMIG1)
15,000,000	4.75	07/05/2000	15,000,000

Harris County GO VRDN RB Toll Road Series 1994 B (A-1+/VMIG1)
9,100,000	4.70	07/05/2000	9,100,000

Harris County GO VRDN RB Toll Road Series 1994 C (A-1+/VMIG1)
8,000,000	4.70	07/05/2000	8,000,000

Harris County GO VRDN RB Toll Road Series 1994 F (A-1+/MIG1)
30,800,000	4.70	07/05/2000	30,800,000

Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 A (A-1+)
49,800,000	4.55	07/03/2000	49,800,000

Harris County Health Facilities Development Corp. RB Variable for Methodist Hospital Series 1997 (A-1+)
26,160,000	4.55	07/03/2000	26,160,000

Harris County Health Facilities Development Corp. RB for St. Luke’s Episcopal Hospital Series 1997 B (A-1+)
25,520,000	4.55	07/03/2000	25,520,000

Harris County Health Facilities Development Corp. RB VRDN for Methodist Hosiptal Series 1994 (A-1+)
100,800,000	4.55	07/03/2000	100,800,000

Harris County IDRB Adjustable Refunding for Shell Oil Co. Project Series 1997 (A-1+/VMIG1)
5,100,000	4.50	07/03/2000	5,100,000

Houston Texas Water & Sewer System CP Notes Series A (A-1+/P-1)
10,000,000	4.10	08/24/2000	10,000,000
7,400,000	4.42	10/02/2000	7,400,000
9,000,000	4.70	10/12/2000	9,000,000
5,000,000	4.60	11/10/2000	5,000,000

San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
4,900,000	4.10	08/11/2000	4,900,000
15,000,000	4.35	08/22/2000	15,000,000
10,200,000	4.15	09/13/2000	10,200,000
3,500,000	4.65	09/13/2000	3,500,000
6,000,000	4.40	10/12/2000	6,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Texas (continued)
State of Texas TRANS Series 1999 A (SP-1+/MIG1)
$ 86,100,000	4.50%	08/31/2000	$86,193,274

Tarrant County Water Control & Improvement Series 1992 (Aaa)
2,500,000	6.00	03/01/2001	2,525,723

Texas Public Finance Authority Series 1993 A (A-1+)
7,500,000	4.38	07/24/2000	7,500,000
10,000,000	4.55	07/25/2000	10,000,000
7,900,000	4.35	08/08/2000	7,900,000
5,500,000	4.05	08/09/2000	5,500,000
10,000,000	4.40	08/28/2000	10,000,000
5,000,000	4.25	09/12/2000	5,000,000
10,000,000	4.60	10/12/2000	10,000,000

			$577,763,806

Utah—4.0%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (A-1+/VMIG1)
$ 5,400,000	4.80%	07/05/2000	$5,400,000

Central Water Conservancy District GO VRDN Tender Option Bonds Series 1998 F (AMBAC) (A-1+/VMIG1)
15,310,000	4.80	07/05/2000	15,310,000

Intermountain Power Agency Power Supply Refunding VRDN RB Series 1985 E (AMBAC) (A-1+/VMIG1)
13,250,000	4.10	08/08/2000	13,250,000
5,000,000	4.15	08/10/2000	5,000,000

Intermountain Power Agency Series 1985 E (A-1+/VMIG1)
2,000,000	4.50	07/03/2000	2,000,000
5,500,000	4.25	08/28/2000	5,500,000

State of Utah GO Highway Bonds Series 1999 D (A-1+/VMIG1)
33,000,000	4.55	07/06/2000	33,000,000

State of Utah GO Series 1998 A (AAA/Aaa)
2,400,000	5.00	07/01/2001	2,415,054

State of Utah Highway Bonds Series 1999 C (A-1+/VMIG1)
15,000,000	4.55	07/06/2000	15,000,000

University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (A-1/VMIG1)
17,920,000	4.70	07/05/2000	17,920,000

			$114,795,054

Virginia—2.0%
Chesterfield County IDA VRDN PCRB Refunding for Philip Morris Companies., Inc. Series 1992 (A-1/P-1)
$ 14,700,000	4.90%	07/05/2000	$14,700,000

Fairfax County Virginia IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
12,500,000	4.90	07/05/2000	12,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Virginia (continued)
Roanoke IDA Hospital RB for Roanoke Memorial Hospitals Series 1995 A (A-1/VMIG1)
$ 16,350,000	4.55%	07/03/2000	$16,350,000

Roanoke IDA VRDN RB for Roanoke Memorial Hospitals Series 1995 B (A-1/VMIG1)
8,500,000	4.55	07/03/2000	8,500,000

Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (VMIG1)
3,000,000	4.75	07/05/2000	3,000,000

Virginia Commonwealth Transportation Board US Route 58 Corridor Development PG Series 1999 B (AA+/Aa1)
2,015,000	5.00	05/15/2001	2,025,504

			$57,075,504

Washington—1.8%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series (A-1+c)
$ 5,410,000	4.87%	07/06/2000	$5,410,000

King County Sewer RB CP Series A (A-1+/P-1)
7,900,000	4.05	08/11/2000	7,900,000
15,000,000	4.10	08/14/2000	15,000,000
11,900,000	4.20	09/12/2000	11,900,000

State of Washington Eagle Tax Exempt Trust Series 2000 Class A COPS (A-1+c)
8,000,000	4.87	07/06/2000	8,000,000

Washington Public Power Supply System Nuclear Project No. 1 Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
5,400,000	4.70	07/05/2000	5,400,000

			$53,610,000

Wisconsin—1.2%
Milwaukee IDRB Multi-Modal Refunding for Pharmacia Biotech, Inc. Series 1994 (P-1)
$ 8,000,000	5.00%	07/05/2000	$8,000,000

Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1+c)
10,300,000	4.87	07/06/2000	10,300,000

Wisconsin Health & Educational Facilities Authority VRDN RB for Wheaton Franciscan Services Series 1997 (Toronto Domion Bank LOC) (A-1+/VMIG1)
6,175,000	4.90	07/06/2000	6,175,000

Wisconsin Health Facilities Authority VRDN RB for Franciscan Health Care, Inc. Series 1985 A-1 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
6,000,000	4.95	07/05/2000	6,000,000

Wisconsin State Refunding GO Bonds Series 1992 (AA/Aa2)
4,490,000	5.80	05/01/2001	4,541,365

			$35,016,365

Statement of Investments

Financial Square Tax-Free Money Market Fund    (continued)

June 30, 2000
(Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Wyoming—2.4%
Sweetwater County PCRB Daily Refunding for Idaho Power Co. Project Series 1996 (A-1/VMIG1)
$ 6,900,000	4.55%	07/03/2000	$6,900,000

Sweetwater County PCRB for Pacificorp Project Series 1990 A (Commerzbank LOC) (VMIG1)
23,500,000	4.70	07/05/2000	23,500,000

Uinta County PCRB VRDN Refunding for Chevron U.S.A., Inc. Project Series 1993 (P-1)
20,300,000	4.40	07/03/2000	20,300,000

Wyoming State Education Fund TRANS Series 2000 B (SP-1+)
20,000,000	5.25 >	06/27/2001	20,168,800

			$70,868,800

Total Investments			$2,950,577,869

>	Forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
BANS	—Bond Anticipation Notes
CP	—Commercial Paper
COPS	—Certificates of Participation
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Assoc.
FSA	—Insured by Financial Security Assurance Co.
GO	—General Obligation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
MF Hsg.	—Multi-Family Housing
NRU	—National Rural Utilities Cooperation Finance Corp.
PCRB	—Pollution Control Revenue Bond
RB	—Revenue Bond
TANS	—Tax Anticipation Notes
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Note

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities

June 30, 2000
(Unaudited)

	Prime Obligations Fund	Money Market Fund

Assets:
Investment in securities, at value based on amortized cost	$12,112,846,574	$9,821,039,660
Cash	24,584	87,646
Receivables:
Interest	49,349,820	48,171,454
Fund shares sold	—	—
Reimbursement from adviser	—	118,072
Other assets	76,301	108,164

Total assets	12,162,297,279	9,869,524,996

Liabilities:
Payables:
Investment securities purchased	49,980,000	99,999,500
Income distribution	37,040,910	19,374,634
Fund shares repurchased	2,511,055	55,675,988
Management fee	1,660,294	1,374,918
Accrued expenses and other liabilities	583,052	1,105,231

Total liabilities	91,775,311	177,530,271

Net Assets:
Paid-in capital	12,070,521,968	9,691,994,725
Accumulated undistributed net investment income	—	—
Accumulated net realized loss on investment transactions	—	—

Net assets	$12,070,521,968	$9,691,994,725

Net asset value, offering and redemption price per share:	$1.00	$1.00

Shares outstanding:
FST Shares	8,783,539,258	8,640,102,308
FST Select Shares	38,643,787	5,525,541
FST Preferred Shares	558,684,270	216,517,385
FST Administration Shares	1,993,551,286	444,222,612
FST Service Shares	696,103,367	385,626,879

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	12,070,521,968	9,691,994,725

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

$4,522,095,722	$489,774,496	$3,202,242,746	$6,326,369,645	$2,950,577,869
71,932	23,849	23,964	68,327	208,357

10,197,354	8,033,145	15,570,867	26,771,592	18,948,325
—	—	—	348,176	—
7,956	66,647	87,556	—	—
38,835	35,626	42,235	87,189	57,884

4,532,411,799	497,933,763	3,217,967,368	6,353,644,929	2,969,792,435

—	—	—	—	69,511,020
13,025,055	1,849,116	9,925,401	12,171,103	3,491,478
—	—	115,066	—	252,650
596,069	68,756	423,834	1,080,900	413,259
626,582	116,886	366,638	354,187	140,852

14,247,706	2,034,758	10,830,939	13,606,190	73,809,259

4,518,164,093	495,899,005	3,207,136,429	6,340,038,739	2,896,012,349
—	—	—	—	—
—	—	—	—	(29,173)

$4,518,164,093	$495,899,005	$3,207,136,429	$6,340,038,739	$2,895,983,176

$1.00	$1.00	$1.00	$1.00	$1.00

2,098,108,458	446,984,090	1,824,868,206	5,057,564,371	2,734,911,395
1,024	1,023	1,026	1,025	1,016
352,951,949	525,999	493,229,985	110,247,790	28,816,017
1,479,931,171	11,298,660	574,086,044	615,531,066	74,357,089
587,171,491	37,089,233	314,951,168	556,694,487	57,926,832

4,518,164,093	495,899,005	3,207,136,429	6,340,038,739	2,896,012,349

Goldman Sachs Trust—Financial Square Funds

Statements of Operations

For the Six Months Ended June 30, 2000
(Unaudited)

	Prime Obligations Fund(a)	Money Market Fund(a)

Investment income:
Interest	$331,238,840	$310,342,017

Expenses:
Management fees	10,927,421	10,267,631
Service Share fees	1,672,795	970,186
Administration Share fees	1,569,317	569,431
Custodian fees	388,701	488,416
Preferred Share fees	191,473	129,725
Registration fees	92,519	707,386
Professional fees	19,411	25,070
Trustee fees	5,249	4,241
Select Share fees	1,135	420
Other	73,349	66,529

Total expenses	14,941,370	13,229,035
Less—expense reductions	(1,874,548)	(2,343,449)

Net expenses	13,066,822	10,885,586

Net investment income	318,172,018	299,456,431

Net realized gain (loss) on investment transactions	17,793	5,566

Net increase in net assets resulting from operations	$318,189,811	$299,461,997

(a)  FST Select Shares commenced operations on January 31, 2000.

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund(a)	Treasury Instruments Fund(a)	Government Fund(a)	Federal Fund(a)	Tax-Free Money Market Fund(a)

$116,751,437	$13,625,288	$92,087,328	$197,248,964	$45,397,670

4,041,085	496,559	3,118,043	6,693,722	2,338,845
1,240,333	95,247	872,554	1,400,771	163,680
1,460,617	38,563	714,057	842,542	102,627
245,632	46,679	197,895	241,201	148,384
194,759	343	116,655	68,521	19,241
48,843	686	67,772	17,979	126,384
22,687	21,321	22,673	18,915	22,778
2,940	2,984	2,954	5,869	2,984
—	—	112	—	—
83,786	52,561	66,197	32,947	42,570

7,340,682	754,943	5,178,912	9,322,467	2,967,493
(817,852)	(175,098)	(676,901)	(914,841)	(582,689)

6,522,830	579,845	4,502,011	8,407,626	2,384,804

110,228,607	13,045,443	87,585,317	188,841,338	43,012,866

6,292	121,738	10,401	14,211	(13,881)

$110,234,899	$13,167,181	$87,595,718	$188,855,549	$42,998,985

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2000
(Unaudited)

	Prime Obligations Fund	Money Market Fund

From operations:
Net investment income	$ 318,172,018	$ 299,456,431
Net realized gain (loss) on investment transactions	17,793	5,566

Net increase in net assets resulting from operations	318,189,811	299,461,997

Distributions to shareholders:
From net investment income
FST Shares	(251,647,129)	(267,839,513)
FST Select Shares	(243,677)	(86,840)
FST Preferred Shares	(11,357,574)	(7,645,266)
FST Administration Shares	(36,433,466)	(13,154,195)
FST Service Shares	(18,507,965)	(10,736,183)

Total distributions to shareholders	(318,189,811)	(299,461,997)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	61,665,633,056	44,319,243,402
Reinvestment of dividends and distributions	111,516,790	186,104,414
Cost of shares repurchased	(59,731,459,877)	(44,511,967,400)

Net increase (decrease) in net assets resulting from share transactions	2,045,689,969	(6,619,584)

Total increase (decrease)	2,045,689,969	(6,619,584)
Net assets:
Beginning of period	10,024,831,999	9,698,614,309

End of period	$ 12,070,521,968	$ 9,691,994,725

The accompanying notes are an integral part of these financial statements

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

$ 110,228,607	$ 13,045,443	$ 87,585,317	$ 188,841,338	$ 43,012,866
6,292	121,738	10,401	14,211	(13,881)

110,234,899	13,167,181	87,595,718	188,855,549	42,998,985

(54,156,433)	(11,411,639)	(55,361,887)	(151,055,210)	(39,819,207)
(24)	(23)	(21,675)	(25)	(16)
(10,991,714)	(18,836)	(6,776,267)	(3,925,699)	(717,724)
(32,138,439)	(785,642)	(16,134,839)	(18,905,579)	(1,426,444)
(12,948,289)	(951,041)	(9,301,050)	(14,969,036)	(1,049,475)

(110,234,899)	(13,167,181)	(87,595,718)	(188,855,549)	(43,012,866)

27,538,165,488	1,395,998,132	13,292,766,127	22,144,932,538	10,140,347,229
42,837,035	2,951,944	27,160,908	115,507,379	24,076,954
(27,409,162,205)	(1,441,834,342)	(13,508,678,960)	(21,581,274,395)	(9,272,544,952)

171,840,318	(42,884,266)	(188,751,925)	679,165,522	891,879,231

171,840,318	(42,884,266)	(188,751,925)	679,165,522	891,865,350

4,346,323,775	538,783,271	3,395,888,354	5,660,873,217	2,004,117,826

$ 4,518,164,093	$ 495,899,005	$ 3,207,136,429	$ 6,340,038,739	$ 2,895,983,176

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets

For the Year Ended December 31, 1999

	Prime Obligations Fund	Money Market Fund	Premium Money Market Fund

From operations:
Net investment income	$ 386,301,816	$ 398,037,623	$ 29,347,669
Net realized gain (loss) on investment transactions	27,505	14,080	2,040

Net increase in net assets resulting from operations	386,329,321	398,051,703	29,349,709

Distribution to shareholders:
From net investment income
FST shares	(319,734,377)	(350,173,540)	(22,796,106)
FST Preferred shares	(13,245,261)	(9,102,769)	(4,619,730)
FST Administration shares	(31,384,131)	(22,518,305)	(817,718)
FST Service shares	(21,965,552)	(16,257,089)	(1,116,155)

Total distributions to shareholders	(386,329,321)	(398,051,703)	(29,349,709)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	79,579,532,778	78,515,803,235	8,717,491,247
Reinvestment of dividends and distributions	151,750,248	264,541,691	16,768,178
Cost of shares repurchased	(76,338,183,110)	(75,066,724,370)	(8,955,673,189)

Net increase (decrease) in net assets resulting from share transactions	3,393,099,916	3,713,620,556	(221,413,764)

Total increase (decrease)	3,393,099,916	3,713,620,556	(221,413,764)
Net assets:
Beginning of year	6,631,732,083	5,984,993,753	620,750,257

End of year	$ 10,024,831,999	$ 9,698,614,309	$ 399,336,493

The accompanying notes are an integral part of these financial statements.

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

$ 194,127,369	$ 19,290,675	$ 141,298,265	$ 198,859,437	$ 53,505,376
7,186	51,713	7,180	46,182	(1,673)

194,134,555	19,342,388	141,305,445	198,905,619	53,503,703

(109,297,057)	(16,226,463)	(77,286,766)	(148,425,766)	(46,739,196)
(13,167,759)	(4,200)	(9,320,232)	(3,744,402)	(1,359,653)
(49,244,678)	(2,371,266)	(23,202,438)	(29,061,008)	(3,963,701)
(22,425,061)	(745,112)	(31,496,009)	(17,674,951)	(1,442,826)

(194,134,555)	(19,347,041)	(141,305,445)	(198,906,127)	(53,505,376)

41,201,456,868	3,987,971,816	26,420,363,747	28,097,430,341	13,621,514,785
83,752,356	11,588,203	48,048,760	132,421,372	28,266,083
(42,327,587,736)	(4,323,784,819)	(25,988,871,304)	(25,953,163,766)	(13,320,335,659)

(1,042,378,512)	(324,224,800)	479,541,203	2,276,687,947	329,445,209

(1,042,378,512)	(324,229,453)	479,541,203	2,276,687,439	329,443,536

5,388,702,287	863,012,724	2,916,347,151	3,384,185,778	1,674,674,290

$ 4,346,323,775	$ 538,783,271	$ 3,395,888,354	$ 5,660,873,217	$ 2,004,117,826

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements

June 30, 2000
(Unaudited)

1.  Organization
The Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds”, or individually, a “Fund”. Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. On March 31, 2000, the Premium Money Market Fund was terminated. The Funds offer five classes of shares—FST Shares, FST Select Shares (commenced January 31, 2000), FST Preferred Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2.  Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.    Investment Valuation—
Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B.    Interest Income—
Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

C.    Federal Taxes—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Funds.
    The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
    At December 31, 1999 (tax year-end), the following Fund had a capital loss carryforward for U.S. federal tax purposes of approximately:

Fund	Amount	Years of Expiration
Tax-Free Money Market	$14,000	2005-2007

This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.
    The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for federal income tax purposes.

D.    Expenses—
Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.
    Shareholders of FST Select, FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations.

E.    Segregation Transactions—
The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3.  Agreements
Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”), pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund’s average daily net assets. For the six months ended June 30, 2000, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to .035% of the average daily net assets of Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government and Tax-Free Money Market and .015% of the average daily net assets of Federal, effective May 1, 2000 (previously .035%).
    GSAM has voluntarily agreed to limit “Other Expenses” of each Fund (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .01% of the average daily net assets of each Fund.
    In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.
    For the six months ended June 30, 2000, the expense reductions were as follows (in thousands):

Fund	Management Fees Waived	Expenses Reimbursed by Adviser	Custody Fee Reductions	Total

Prime Obligations	$1,866	—	$ 9	$1,875

Money Market	1,753	$572	18	2,343

Treasury Obligations	690	127	1	818

Treasury Instruments	85	89	1	175

Government	532	137	8	677

Federal	914	—	1	915

Tax-Free Money Market	399	68	116	583

    Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)

June 30, 2000
(Unaudited)

4.  The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Administration and FST Service shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Administration and FST Service shares provide for compensation to the service organizations in an amount up to .03%, .10%, .25%, and .50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility
Effective May 31, 2000, the Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Prior to May 31, 2000, the Funds participated in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the period ended June 30, 2000, the Funds did not have any borrowings under any of these facilities.

6. Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian.

7. Joint Repurchase Agreement Accounts
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
    At June 30, 2000, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the following joint repurchase agreement account, which equaled $216,400,000, $70,400,000, $1,803,400,000 and $243,600,000 in principal amount, respectively. At June 30, 2000, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

Barclays Capital PLC
$1,000,000,000	6.50%	07/03/2000	$ 1,000,000,000	$ 1,000,541,667

Donaldson, Lufkin & Jenrette, Inc.
1,000,000,000	6.60	07/03/2000	1,000,000,000	1,000,550,000

UBS Warburg LLC
350,000,000	6.45	07/03/2000	350,000,000	350,188,125

UBS Warburg LLC
1,003,500,000	6.60	07/03/2000	1,003,500,000	1,004,051,925

Total Joint Repurchase Agreement Account			$ 3,353,500,000	$3,355,331,717

At June 30, 2000, the Prime Obligations, Money Market and Government Funds had undivided interests in the repurchase agreements in the following joint account which equaled $750,000,000, $500,000,000 and $600,000,000, respectively, in principal amount. At June 30, 2000, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal Amount	Interest Rate	Maturity Date	Amortized Cost	Maturity Value

ABN/AMRO, Inc.
$995,900,000	6.85%	07/03/00	$ 995,900,000	$ 996,468,493
Banc of America Securities LLC
800,000,000	6.88	07/03/00	800,000,000	800,458,667
Bear Stearns Companies, Inc.
500,000,000	6.85	07/03/00	500,000,000	500,285,417
Donaldson, Lufkin & Jenrette, Inc.
500,000,000	6.90	07/03/00	500,000,000	500,287,500

Total Joint Repurchase Agreement Account II			$2,795,900,000	$2,797,500,077

8. Other Matters
Pursuant to a Securities and Exchange Commission exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

9. Change in Independent Accountants
On October 26, 1999, the Board of Trustees of the Funds, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Funds’ independent accountants to PricewaterhouseCoopers LLP. For the fiscal years ended December 31, 1999 and December 31, 1998, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Funds and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their reports.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)

June 30, 2000
(Unaudited)

10.  Summary of Share Transactions (at $1.00 per share)
Share activity for the six months ended June 30, 2000 is as follows:

	Prime Obligations Fund	Money Market Fund

FST Shares:
Shares sold	50,657,935,930	40,205,573,989
Reinvestment of dividends and distributions	80,750,980	165,232,780
Shares repurchased	(50,017,697,092)	(40,478,565,958)

	720,989,818	(107,759,189)

FST Select Shares: (commenced January 31, 2000)
Shares sold	38,870,162	10,601,034
Reinvestment of dividends and distributions	243,625	82,625
Shares repurchased	(470,000)	(5,158,118)

	38,643,787	5,525,541

FST Preferred Shares:
Shares sold	2,139,600,962	1,478,254,618
Reinvestment of dividends and distributions	5,935,267	7,016,075
Shares repurchased	(1,806,563,004)	(1,509,932,541)

	338,973,225	(24,661,848)

FST Administration Shares:
Shares sold	5,308,166,179	1,580,612,680
Reinvestment of dividends and distributions	13,240,220	8,247,128
Shares repurchased	(4,379,685,739)	(1,548,238,760)

	941,720,660	40,621,048

FST Service Shares:
Shares sold	3,521,059,823	1,044,201,081
Reinvestment of dividends and distributions	11,346,698	5,525,806
Shares repurchased	(3,527,044,042)	(970,072,023)

	5,362,479	79,654,864

Net increase (decrease) in shares	2,045,689,969	(6,619,584)

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

17,045,025,196	1,227,918,207	9,756,544,526	17,050,110,083	9,680,781,971
20,419,550	2,293,692	12,459,728	103,170,506	22,977,824
(17,287,917,069)	(1,211,960,304)	(10,204,410,721)	(16,301,834,818)	(8,744,189,838)

(222,472,323)	18,251,595	(435,406,467)	851,445,771	959,569,957

1,000	1,000	11,991,000	1,000	1,000
24	23	12,293	25	16
	—	(12,002,267)	—	—

1,024	1,023	1,026	1,025	1,016

2,115,318,536	6,962,991	1,427,791,814	1,160,208,401	164,700,173
1,049,042	14,860	4,529,011	3,487,980	164,993
(2,061,340,359)	(6,659,792)	(1,120,246,746)	(1,240,038,797)	(167,408,405)

55,027,219	318,059	312,074,079	(76,342,416)	(2,543,239)

5,925,987,438	12,916,014	1,379,031,097	1,558,523,578	151,592,857
11,137,140	445,283	7,303,457	3,411,209	614,832
(5,615,018,663)	(69,810,137)	(1,331,514,666)	(1,735,932,833)	(205,817,736)

322,105,915	(56,448,840)	54,819,888	(173,998,046)	(53,610,047)

2,451,833,318	148,199,920	717,407,690	2,376,089,476	143,271,228
10,231,279	198,086	2,856,419	5,437,659	319,289
(2,444,886,114)	(153,404,109)	(840,504,560)	(2,303,467,947)	(155,128,973)

17,178,483	(5,006,103)	(120,240,451)	78,059,188	(11,538,456)

171,840,318	(42,884,266)	(188,751,925)	679,165,522	891,879,231

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements    (continued)

June 30, 2000
(Unaudited)

10.  Summary of Share Transactions (at $1.00 per share) (continued)
Share activity for the year ended December 31, 1999 is as follows:

	Prime Obligations Fund	Money Market Fund	Premium Money Market Fund

FST Shares:
Shares sold	64,383,395,508	70,907,338,993	7,587,630,663
Reinvestment of dividends and distributions	119,603,587	234,988,734	12,150,091
Shares repurchased	(62,272,217,843)	(67,390,246,268)	(7,767,125,023)

	2,230,781,252	3,752,081,459	(167,344,269)

FST Preferred Shares:
Shares sold	3,347,403,106	2,317,273,791	674,544,518
Reinvestment of dividends and distributions	8,655,703	7,987,294	3,814,280
Shares repurchased	(3,268,909,435)	(2,177,300,025)	(735,027,475)

	87,149,374	147,961,060	(56,668,677)

FST Administration Shares:
Shares sold	6,580,990,548	3,606,115,900	89,156,387
Reinvestment of dividends and distributions	10,434,546	14,795,343	288,454
Shares repurchased	(5,870,792,290)	(3,616,780,939)	(84,502,269)

	720,632,804	4,130,304	4,942,572

FST Service Shares:
Shares sold	5,267,743,616	1,685,074,551	366,159,679
Reinvestment of dividends and distributions	13,056,412	6,770,320	515,353
Shares repurchased	(4,926,263,542)	(1,882,397,138)	(369,018,422)

	354,536,486	(190,552,267)	(2,343,390)

Net increase (decrease) in shares	3,393,099,916	3,713,620,556	(221,413,764)

Treasury Obligations Fund	Treasury Instruments Fund	Government Fund	Federal Fund	Tax-Free Money Market Fund

23,009,203,473	3,663,990,081	17,578,801,495	18,264,327,905	12,815,993,017
44,674,187	9,299,834	25,486,580	105,168,778	24,551,976
(24,254,629,116)	(4,066,763,789)	(16,907,884,304)	(16,509,631,916)	(12,521,218,623)

(1,200,751,456)	(393,473,874)	696,403,771	1,859,864,767	319,326,370

4,027,430,083	204,597	1,803,540,334	1,349,295,944	156,777,353
3,527,064	4,204	6,337,649	2,813,787	491,031
(4,018,277,017)	(2,477)	(1,874,350,374)	(1,192,243,405)	(146,791,183)

12,680,130	206,324	(64,472,391)	159,866,326	10,477,201

8,793,649,044	115,095,488	4,360,433,701	4,962,474,534	340,711,614
16,304,690	2,127,294	12,566,113	16,095,704	2,659,134
(8,732,624,675)	(73,148,918)	(4,261,094,613)	(4,879,125,175)	(362,204,367)

77,329,059	44,073,864	111,905,201	99,445,063	(18,833,619)

5,371,174,268	208,681,650	2,677,588,217	3,521,331,958	308,032,801
19,246,415	156,871	3,658,418	8,343,103	563,942
(5,322,056,928)	(183,869,635)	(2,945,542,013)	(3,372,163,270)	(290,121,486)

68,363,755	24,968,886	(264,295,378)	157,511,791	18,475,257

(1,042,378,512)	(324,224,800)	479,541,203	2,276,687,947	329,445,209

Goldman Sachs Trust—Financial Square Funds

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

Prime Obligations Fund

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)

2000-FST shares	$1.00	$0.03	$(0.03)	$1.00	3.03	% (d)	$8,783,539	0.18	% (c)	6.03	% (c)	0.22	% (c)	5.99	% (c)
2000-FST Select shares (commenced January 31)	1.00	0.03	(0.03)	1.00	2.54	(d)	38,644	0.21	(c)	6.44	(c)	0.25	(c)	6.40	(c)
2000-FST Preferred shares	1.00	0.03	(0.03)	1.00	2.98	(d)	558,684	0.28	(c)	5.93	(c)	0.32	(c)	5.89	(c)
2000-FST Administration shares	1.00	0.03	(0.03)	1.00	2.90	(d)	1,993,551	0.43	(c)	5.80	(c)	0.47	(c)	5.76	(c)
2000-FST Service shares	1.00	0.03	(0.03)	1.00	2.78	(d)	696,104	0.68	(c)	5.53	(c)	0.72	(c)	5.49	(c)

For the Years Ended December 31,

1999-FST shares	1.00	0.05	(0.05)	1.00	5.18		8,062,549	0.18		5.09		0.23		5.04
1999-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.07		219,711	0.28		4.87		0.33		4.82
1999-FST Administration shares	1.00	0.05	(0.05)	1.00	4.91		1,051,831	0.43		4.88		0.48		4.83
1999-FST Service shares	1.00	0.05	(0.05)	1.00	4.65		690,741	0.68		4.60		0.73		4.55

1998-FST shares	1.00	0.05	(0.05)	1.00	5.55		5,831,773	0.18		5.39		0.24		5.33
1998-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.45		132,558	0.28		5.26		0.34		5.20
1998-FST Administration shares	1.00	0.05	(0.05)	1.00	5.29		331,196	0.43		5.14		0.49		5.08
1998-FST Service shares	1.00	0.05	(0.05)	1.00	5.03		336,205	0.68		4.89		0.74		4.83

1997-FST shares	1.00	0.05	(0.05)	1.00	5.60		3,867,739	0.18		5.46		0.23		5.41
1997-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.50		152,767	0.28		5.38		0.33		5.33
1997-FST Administration shares	1.00	0.05	(0.05)	1.00	5.34		241,607	0.43		5.22		0.48		5.17
1997-FST Service shares	1.00	0.05	(0.05)	1.00	5.08		176,133	0.68		4.97		0.73		4.92

1996-FST shares	1.00	0.05	(0.05)	1.00	5.41		3,901,797	0.18		5.29		0.23		5.24
1996-FST Preferred shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.28	(c)	127,126	0.28	(c)	5.19	(c)	0.33	(c)	5.14	(c)
1996-FST Administration shares	1.00	0.05	(0.05)	1.00	5.14		215,898	0.43		5.06		0.48		5.01
1996-FST Service shares	1.00	0.05	(0.05)	1.00	4.88		115,114	0.68		4.78		0.73		4.73

1995-FST shares	1.00	0.06	(0.06)	1.00	6.02		3,295,791	0.18		5.86		0.22		5.82
1995-FST Administration shares	1.00	0.06	(0.06)	1.00	5.75		147,894	0.43		5.59		0.47		5.55
1995-FST Service shares	1.00	0.05	(0.05)	1.00	5.49		65,278	0.68		5.33		0.72		5.29

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Money Market Fund

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2000-FST shares	$1.00	$0.03	$(0.03)	$1.00	3.03	% (d)	$8,640,102	0.18	% (c)	6.01	% (c)	0.23	% (c)	5.96	% (c)
2000-FST Select shares (commenced January 31)	1.00	0.03	(0.03)	1.00	2.54	(d)	5,526	0.21	(c)	6.20	(c)	0.26	(c)	6.15	(c)
2000-FST Preferred shares	1.00	0.03	(0.03)	1.00	2.98	(d)	216,517	0.28	(c)	5.89	(c)	0.33	(c)	5.84	(c)
2000-FST Administration shares	1.00	0.03	(0.03)	1.00	2.91	(d)	444,223	0.43	(c)	5.78	(c)	0.48	(c)	5.73	(c)
2000-FST Service shares	1.00	0.03	(0.03)	1.00	2.78	(d)	385,627	0.68	(c)	5.53	(c)	0.73	(c)	5.48	(c)

For the Years Ended December 31,
1999-FST shares	1.00	0.05	(0.05)	1.00	5.18		8,747,861	0.18		5.08		0.22		5.04
1999-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.07		241,179	0.28		4.99		0.32		4.95
1999-FST Administration shares	1.00	0.05	(0.05)	1.00	4.92		403,602	0.43		4.81		0.47		4.77
1999-FST Service shares	1.00	0.05	(0.05)	1.00	4.66		305,972	0.68		4.53		0.72		4.49

1998-FST shares	1.00	0.05	(0.05)	1.00	5.55		4,995,782	0.18		5.40		0.23		5.35
1998-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.45		93,218	0.28		5.30		0.33		5.25
1998-FST Administration shares	1.00	0.05	(0.05)	1.00	5.29		399,474	0.43		5.16		0.48		5.11
1998-FST Service shares	1.00	0.05	(0.05)	1.00	5.03		496,520	0.68		4.86		0.73		4.81

1997-FST shares	1.00	0.06	(0.06)	1.00	5.63		4,346,519	0.18		5.50		0.23		5.45
1997-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.53		20,258	0.28		5.44		0.33		5.39
1997-FST Administration shares	1.00	0.05	(0.05)	1.00	5.37		221,256	0.43		5.26		0.48		5.21
1997-FST Service shares	1.00	0.05	(0.05)	1.00	5.11		316,304	0.68		4.99		0.73		4.94

1996-FST shares	1.00	0.05	(0.05)	1.00	5.45		2,540,366	0.18		5.33		0.23		5.28
1996-FST Preferred shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.31	(c)	17,510	0.28	(c)	5.23	(c)	0.33	(c)	5.18	(c)
1996-FST Administration shares	1.00	0.05	(0.05)	1.00	5.19		165,766	0.43		5.04		0.48		4.99
1996-FST Service shares	1.00	0.05	(0.05)	1.00	4.93		234,376	0.68		4.84		0.73		4.79

1995-FST shares	1.00	0.06	(0.06)	1.00	6.07		2,069,197	0.15		5.89		0.23		5.81
1995-FST Administration shares	1.00	0.06	(0.06)	1.00	5.80		137,412	0.40		5.61		0.48		5.53
1995-FST Service shares (commenced July 14)	1.00	0.02	(0.02)	1.00	5.41	(c)	4,219	0.65	(c)	4.93	(c)	0.73	(c)	4.85	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Treasury Obligations Fund

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2000-FST shares	$1.00	$0.03	$(0.03)	$1.00	2.88	% (d)	$2,098,108	0.18	% (c)	5.74	% (c)	0.23	% (c)	5.69	% (c)
2000-FST Select shares (commenced January 31)	1.00	0.02	(0.02)	1.00	2.45	(d)	1	0.21	(c)	5.97	(c)	0.26	(c)	5.92	(c)
2000-FST Preferred shares	1.00	0.03	(0.03)	1.00	2.83	(d)	352,952	0.28	(c)	5.64	(c)	0.33	(c)	5.59	(c)
2000-FST Administration shares	1.00	0.03	(0.03)	1.00	2.75	(d)	1,479,931	0.43	(c)	5.50	(c)	0.48	(c)	5.45	(c)
2000-FST Service shares	1.00	0.03	(0.03)	1.00	2.63	(d)	587,172	0.68	(c)	5.22	(c)	0.73	(c)	5.17	(c)

For the Years Ended December 31,
1999-FST shares	1.00	0.05	(0.05)	1.00	4.88		2,320,581	0.18		4.75		0.23		4.70
1999-FST Preferred shares	1.00	0.05	(0.05)	1.00	4.78		297,925	0.28		4.67		0.33		4.62
1999-FST Administration shares	1.00	0.05	(0.05)	1.00	4.62		1,157,825	0.43		4.53		0.48		4.48
1999-FST Service shares	1.00	0.04	(0.04)	1.00	4.36		569,993	0.68		4.28		0.73		4.23

1998-FST shares	1.00	0.05	(0.05)	1.00	5.40		3,521,389	0.18		5.22		0.23		5.17
1998-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.29		285,240	0.28		5.20		0.33		5.15
1998-FST Administration shares	1.00	0.05	(0.05)	1.00	5.14		1,080,454	0.43		4.94		0.48		4.89
1998-FST Service shares	1.00	0.05	(0.05)	1.00	4.87		501,619	0.68		4.69		0.73		4.64

1997-FST shares	1.00	0.05	(0.05)	1.00	5.50		2,217,943	0.18		5.36		0.23		5.31
1997-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.40		245,355	0.28		5.32		0.33		5.27
1997-FST Administration shares	1.00	0.05	(0.05)	1.00	5.24		738,865	0.43		5.12		0.48		5.07
1997-FST Service shares	1.00	0.05	(0.05)	1.00	4.98		312,991	0.68		4.87		0.73		4.82

1996-FST shares	1.00	0.05	(0.05)	1.00	5.35		2,291,051	0.18		5.22		0.24		5.16
1996-FST Preferred shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.24	(c)	46,637	0.28	(c)	5.11	(c)	0.34	(c)	5.05	(c)
1996-FST Administration shares	1.00	0.05	(0.05)	1.00	5.09		536,895	0.43		4.97		0.49		4.91
1996-FST Service shares	1.00	0.05	(0.05)	1.00	4.83		220,560	0.68		4.72		0.74		4.66

1995-FST shares	1.00	0.06	(0.06)	1.00	5.96		1,587,715	0.18		5.73		0.23		5.68
1995-FST Administration shares	1.00	0.06	(0.06)	1.00	5.69		283,186	0.43		5.47		0.48		5.42
1995-FST Service shares	1.00	0.05	(0.05)	1.00	5.43		139,117	0.68		5.21		0.73		5.16

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Treasury Instruments Fund

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2000-FST shares	$1.00	$0.03	$(0.03)	$1.00	2.77	% (d)	$446,984	0.18	% (c)	5.50	% (c)	0.26	% (c)	5.42	% (c)
2000-FST Select shares (commenced January 31)	1.00	0.02	(0.02)	1.00	2.32	(d)	1	0.21	(c)	5.73	(c)	0.29	(c)	5.65	(c)
2000-FST Preferred shares	1.00	0.03	(0.03)	1.00	2.72	(d)	526	0.28	(c)	5.49	(c)	0.36	(c)	5.41	(c)
2000-FST Administration shares	1.00	0.03	(0.03)	1.00	2.64	(d)	11,299	0.43	(c)	5.09	(c)	0.51	(c)	5.01	(c)
2000-FST Service shares	1.00	0.02	(0.02)	1.00	2.51	(d)	37,089	0.68	(c)	4.99	(c)	0.76	(c)	4.91	(c)

For the Years Ended December 31,
1999-FST shares	1.00	0.05	(0.05)	1.00	4.60		428,732	0.18		4.51		0.24		4.45
1999-FST Preferred shares	1.00	0.04	(0.04)	1.00	4.49		208	0.28		4.53		0.34		4.47
1999-FST Administration shares	1.00	0.04	(0.04)	1.00	4.34		67,748	0.43		4.29		0.49		4.23
1999-FST Service shares	1.00	0.04	(0.04)	1.00	4.08		42,095	0.68		4.07		0.74		4.01

1998-FST shares	1.00	0.05	(0.05)	1.00	5.05		822,207	0.18		4.74		0.29		4.63
1998-FST Preferred shares	1.00	0.05	(0.05)	1.00	4.94		2	0.28		4.68		0.39		4.57
1998-FST Administration shares	1.00	0.05	(0.05)	1.00	4.79		23,676	0.43		4.62		0.54		4.51
1998-FST Service shares	1.00	0.04	(0.04)	1.00	4.53		17,128	0.68		4.37		0.79		4.26

For the Period Ended December 31,
1997-FST shares (commenced March 3)	1.00	0.04	(0.04)	1.00	5.25	(c)	496,419	0.18	(c)	5.09	(c)	0.29	(c)	4.98	(c)
1997-FST Preferred shares (commenced May 30)	1.00	0.03	(0.03)	1.00	5.13	(c)	2	0.28	(c)	5.00	(c)	0.39	(c)	4.89	(c)
1997-FST Administration shares (commenced April 1)	1.00	0.04	(0.04)	1.00	4.99	(c)	4,159	0.43	(c)	4.84	(c)	0.54	(c)	4.73	(c)
1997-FST Service shares (commenced March 5)	1.00	0.04	(0.04)	1.00	4.71	(c)	20,177	0.68	(c)	4.62	(c)	0.79	(c)	4.51	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Government Fund

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2000-FST shares	$1.00	$0.03	$(0.03)	$1.00	2.96	% (d)	$1,824,868	0.18	% (c)	5.87	% (c)	0.23	% (c)	5.82	% (c)
2000-FST Select shares (commenced January 31)	1.00	0.02	(0.02)	1.00	2.50	(d)	1	0.21	(c)	5.79	(c)	0.26	(c)	5.74	(c)
2000-FST Preferred shares	1.00	0.03	(0.03)	1.00	2.91	(d)	493,230	0.28	(c)	5.81	(c)	0.33	(c)	5.76	(c)
2000-FST Administration shares	1.00	0.03	(0.03)	1.00	2.83	(d)	574,086	0.43	(c)	5.65	(c)	0.48	(c)	5.60	(c)
2000-FST Service shares	1.00	0.03	(0.03)	1.00	2.70	(d)	314,951	0.68	(c)	5.33	(c)	0.73	(c)	5.28	(c)

For the Years Ended December 31,
1999-FST shares	1.00	0.05	(0.05)	1.00	5.03		2,260,275	0.18		4.91		0.22		4.87
1999-FST Preferred shares	1.00	0.05	(0.05)	1.00	4.93		181,155	0.28		4.81		0.32		4.77
1999-FST Administration shares	1.00	0.05	(0.05)	1.00	4.77		519,266	0.43		4.67		0.47		4.63
1999-FST Service shares	1.00	0.04	(0.04)	1.00	4.51		435,192	0.68		4.35		0.72		4.31

1998-FST shares	1.00	0.05	(0.05)	1.00	5.46		1,563,875	0.18		5.32		0.23		5.27
1998-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.36		245,628	0.28		5.15		0.33		5.10
1998-FST Administration shares	1.00	0.05	(0.05)	1.00	5.20		407,363	0.43		5.06		0.48		5.01
1998-FST Service shares	1.00	0.05	(0.05)	1.00	4.94		699,481	0.68		4.83		0.73		4.78

1997-FST shares	1.00	0.05	(0.05)	1.00	5.54		1,478,539	0.18		5.41		0.24		5.35
1997-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.43		7,147	0.28		5.34		0.34		5.28
1997-FST Administration shares	1.00	0.05	(0.05)	1.00	5.28		299,804	0.43		5.15		0.49		5.09
1997-FST Service shares	1.00	0.05	(0.05)	1.00	5.02		580,200	0.68		4.91		0.74		4.85

1996-FST shares	1.00	0.05	(0.05)	1.00	5.38		858,769	0.18		5.25		0.24		5.19
1996-FST Preferred shares (commenced May 1)	1.00	0.03	(0.03)	1.00	5.26	(c)	112	0.28	(c)	5.14	(c)	0.34	(c)	5.08	(c)
1996-FST Administration shares	1.00	0.05	(0.05)	1.00	5.12		145,108	0.43		5.01		0.49		4.95
1996-FST Service shares	1.00	0.05	(0.05)	1.00	4.86		223,554	0.68		4.74		0.74		4.68

1995-FST shares	1.00	0.06	(0.06)	1.00	6.00		743,884	0.18		5.81		0.24		5.75
1995-FST Administration shares	1.00	0.06	(0.06)	1.00	5.74		82,386	0.43		5.54		0.49		5.48
1995-FST Service shares (commenced May 16)	1.00	0.03	(0.03)	1.00	5.40	(c)	14,508	0.68	(c)	5.08	(c)	0.74	(c)	5.02	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Federal Fund

	Net Asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratios assuming no waiver of fees and no expense limitations
												Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2000-FST shares	$1.00	$0.03	$(0.03)	$1.00	2.94	% (d)	$5,057,564	0.19	% (c)	5.86	% (c)	0.22	% (c)	5.83	% (c)
2000-FST Select shares (commenced January 31)	1.00	0.02	(0.02)	1.00	2.46	(d)	1	0.22	(c)	5.73	(c)	0.25	(c)	5.70	(c)
2000-FST Preferred shares	1.00	0.03	(0.03)	1.00	2.89	(d)	110,248	0.29	(c)	5.73	(c)	0.32	(c)	5.70	(c)
2000-FST Administration shares	1.00	0.03	(0.03)	1.00	2.81	(d)	615,531	0.44	(c)	5.61	(c)	0.47	(c)	5.58	(c)
2000-FST Service shares	1.00	0.03	(0.03)	1.00	2.68	(d)	556,695	0.69	(c)	5.34	(c)	0.72	(c)	5.31	(c)

For the Years Ended December 31,
1999-FST shares	1.00	0.05	(0.05)	1.00	5.05		4,206,119	0.18		4.96		0.23		4.91
1999-FST Preferred shares	1.00	0.05	(0.05)	1.00	4.94		186,590	0.28		5.05		0.33		5.00
1999-FST Administration shares	1.00	0.05	(0.05)	1.00	4.79		789,529	0.43		4.71		0.48		4.66
1999-FST Service shares	1.00	0.04	(0.04)	1.00	4.53		478,635	0.68		4.46		0.73		4.41

1998-FST shares	1.00	0.05	(0.05)	1.00	5.41		2,346,254	0.18		5.24		0.24		5.18
1998-FST Preferred shares	1.00	0.05	(0.05)	1.00	5.31		26,724	0.28		5.20		0.34		5.14
1998-FST Administration shares	1.00	0.05	(0.05)	1.00	5.15		690,084	0.43		5.02		0.49		4.96
1998-FST Service shares	1.00	0.05	(0.05)	1.00	4.89		321,124	0.68		4.78		0.74		4.72

For the Period Ended December 31,
1997-FST shares (commenced February 28)	1.00	0.05	(0.05)	1.00	5.51	(c)	1,125,681	0.18	(c)	5.39	(c)	0.27	(c)	5.30	(c)
1997-FST Preferred shares (commenced May 30)	1.00	0.03	(0.03)	1.00	5.43	(c)	194,375	0.28	(c)	5.26	(c)	0.37	(c)	5.17	(c)
1997-FST Administration shares (commenced April 1)	1.00	0.04	(0.04)	1.00	5.27	(c)	625,334	0.43	(c)	5.15	(c)	0.52	(c)	5.06	(c)
1997-FST Service shares (commenced March 25)	1.00	0.04	(0.04)	1.00	5.00	(c)	228,447	0.68	(c)	4.78	(c)	0.77	(c)	4.69	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights    (continued)

Selected Data for a Share Outstanding Throughout Each Period

Tax-Free Money Market Fund

												Ratios assuming no waiver of fees and no expense limitations
	Net asset value at beginning of period	Net investment income (a)	Distributions to shareholders	Net asset value at end of period	Total return (b)		Net assets at end of period (in 000’s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets

For the Six Months Ended June 30, (Unaudited)
2000-FST shares	$1.00	$0.02	$(0.02)	$1.00	1.87	% (d)	$2,734,885	0.18	% (c)	3.80	% (c)	0.24	% (c)	3.74	% (c)
2000-FST Select shares (commenced January 31)	1.00	0.02	(0.02)	1.00	1.59	(d)	1	0.21	(c)	4.07	(c)	0.27	(c)	4.01	(c)
2000-FST Preferred shares	1.00	0.02	(0.02)	1.00	1.82	(d)	28,816	0.28	(c)	3.72	(c)	0.34	(c)	3.66	(c)
2000-FST Administration shares	1.00	0.02	(0.02)	1.00	1.75	(d)	74,356	0.43	(c)	3.47	(c)	0.49	(c)	3.41	(c)
2000-FST Service shares	1.00	0.02	(0.02)	1.00	1.62	(d)	57,925	0.68	(c)	3.20	(c)	0.74	(c)	3.14	(c)

For the Years Ended December 31,
1999-FST shares	1.00	0.03	(0.03)	1.00	3.13		1,775,327	0.18		3.12		0.22		3.08
1999-FST Preferred shares	1.00	0.03	(0.03)	1.00	3.03		31,359	0.28		2.99		0.32		2.95
1999-FST Administration shares	1.00	0.03	(0.03)	1.00	2.88		127,967	0.43		2.81		0.47		2.77
1999-FST Service shares	1.00	0.03	(0.03)	1.00	2.62		69,465	0.68		2.61		0.72		2.57

1998-FST shares	1.00	0.03	(0.03)	1.00	3.34		1,456,002	0.18		3.28		0.23		3.23
1998-FST Preferred shares	1.00	0.03	(0.03)	1.00	3.24		20,882	0.28		3.17		0.33		3.12
1998-FST Administration shares	1.00	0.03	(0.03)	1.00	3.08		146,800	0.43		3.04		0.48		2.99
1998-FST Service shares	1.00	0.03	(0.03)	1.00	2.83		50,990	0.68		2.77		0.73		2.72

1997-FST shares	1.00	0.04	(0.04)	1.00	3.54		939,407	0.18		3.50		0.24		3.44
1997-FST Preferred shares	1.00	0.03	(0.03)	1.00	3.43		35,152	0.28		3.39		0.34		3.33
1997-FST Administration shares	1.00	0.03	(0.03)	1.00	3.28		103,049	0.43		3.27		0.49		3.21
1997-FST Service shares	1.00	0.03	(0.03)	1.00	3.02		42,578	0.68		3.01		0.74		2.95

1996-FST shares	1.00	0.03	(0.03)	1.00	3.39		440,838	0.18		3.35		0.23		3.30
1996-FST Preferred shares (commenced May 1)	1.00	0.02	(0.02)	1.00	3.30	(c)	28,731	0.28	(c)	3.26	(c)	0.33	(c)	3.21	(c)
1996-FST Administration shares	1.00	0.03	(0.03)	1.00	3.13		51,661	0.43		3.10		0.48		3.05
1996-FST Service shares	1.00	0.03	(0.03)	1.00	2.88		19,855	0.68		2.85		0.73		2.80

1995-FST shares	1.00	0.04	(0.04)	1.00	3.89		448,367	0.14		3.81		0.24		3.71
1995-FST Administration shares	1.00	0.04	(0.04)	1.00	3.63		20,939	0.39		3.54		0.49		3.44
1995-FST Service shares	1.00	0.03	(0.03)	1.00	3.38		19,860	0.64		3.32		0.74		3.22

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)	Annualized.
(d)	Not annualized.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds’ Prospectus, which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Peter W. Fortner, Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Secretary
Amy E. Belanger, Assistant Secretary
Kaysie P. Uniacke, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

FSQ/SAR 6/00

Goldman Sachs Funds
32 Old Slip
New York, NY 10005